TABLE OF CONTENTS

PACIFIC SELECT FUND

Schedules of Investments	A-1

Financial Statements:

Statements of Assets and Liabilities	B-1

Statements of Operations	B-10

Statements of Changes in Net Assets	B-19

Statements of Cash Flows	B-27

Financial Highlights	B-28

Notes to Financial Statements	C-1

Disclosure of Fund Expenses	D-1

Approval of Investment Advisory and Sub-Advisory Agreements	D-5

Where to Go for More Information	D-14

The 2015 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund. For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the Pacific Select Fund Semi-Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

The 2015 Semi-Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Diversified Bond	Diversified Bond Class I *	272,617	$2,192,672	$2,387,131
Floating Rate Income	Floating Rate Income Class I *	68,068	688,475	714,059
Floating Rate Loan	Floating Rate Loan Class I *	338,028	1,980,481	2,126,580
High Yield Bond	High Yield Bond Class I *	3,353,950	17,287,656	23,499,363
Inflation Managed	Inflation Managed Class I *	1,949,988	19,720,566	19,412,565
Inflation Strategy	Inflation Strategy Class I *	24,070	245,901	239,918
Managed Bond	Managed Bond Class I *	4,459,923	46,169,232	52,803,680
Short Duration Bond	Short Duration Bond Class I *	327,328	2,880,653	3,137,775
Emerging Markets Debt	Emerging Markets Debt Class I *	18,725	187,422	185,992
American Funds® Growth	American Funds Growth Class I *	629,304	4,108,553	8,760,462
American Funds Growth-Income	American Funds Growth-Income Class I *	599,845	4,280,855	9,464,897
Comstock	Comstock Class I *	406,276	2,326,211	4,982,763
Dividend Growth	Dividend Growth Class I *	537,888	4,102,565	8,055,281
Equity Index	Equity Index Class I *	1,343,976	23,405,199	62,328,779
Focused Growth	Focused Growth Class I *	305,160	2,675,967	5,991,229
Growth	Growth Class I *	3,188,263	42,132,425	64,657,503
Large-Cap Growth	Large-Cap Growth Class I *	619,056	2,762,961	5,049,740
Large-Cap Value	Large-Cap Value Class I *	807,512	6,667,110	14,369,158
Long/Short Large-Cap	Long/Short Large-Cap Class I *	155,809	1,022,713	1,740,295
Main Street® Core	Main Street Core Class I *	2,444,340	38,753,873	71,567,799
Mid-Cap Equity	Mid-Cap Equity Class I *	952,578	8,759,435	13,972,755
Mid-Cap Growth	Mid-Cap Growth Class I *	801,271	3,932,448	8,569,717
Mid-Cap Value	Mid-Cap Value Class I *	118,741	1,194,607	1,660,435
Small-Cap Equity	Small-Cap Equity Class I *	140,049	1,658,718	2,269,271
Small-Cap Growth	Small-Cap Growth Class I *	685,790	5,290,395	9,896,246
Small-Cap Index	Small-Cap Index Class I *	628,240	4,940,798	11,761,648
Small-Cap Value	Small-Cap Value Class I *	369,417	3,260,142	5,994,358
Value Advantage	Value Advantage Class I *	22,124	265,037	296,881
Emerging Markets	Emerging Markets Class I *	906,669	5,086,515	13,603,069
International Large-Cap	International Large-Cap Class I *	1,381,920	6,883,649	11,185,687
International Small-Cap	International Small-Cap Class I *	143,984	824,428	1,275,919
International Value	International Value Class I *	2,611,369	24,373,209	29,482,891
Health Sciences	Health Sciences Class I *	499,113	4,962,935	16,042,072
Real Estate	Real Estate Class I *	369,661	3,123,290	7,529,143
Technology	Technology Class I *	335,545	1,095,305	1,978,881
Currency Strategies	Currency Strategies Class I *	3,829	39,284	38,850
Equity Long/Short	Equity Long/Short Class I *	3,338	33,673	33,540
Global Absolute Return	Global Absolute Return Class I *	11,040	113,223	118,967
Precious Metals	Precious Metals Class I *	25,008	109,261	98,843
American Funds Asset Allocation	American Funds Asset Allocation Class I *	571,567	9,086,109	11,541,038
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	109,818	1,361,760	1,492,449
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	265,296	3,394,388	4,351,073
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	219,580	2,810,398	3,878,230
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	3,187,290	31,349,438	36,390,839
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	4,376,081	42,596,518	52,420,578
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	13,609,743	130,436,423	169,023,749
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	8,842,541	83,906,562	113,708,653
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	3,619,279	33,873,523	47,271,794

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II *	143,974	1,569,551	1,759,361
Invesco V.I. Equity and Income Series II	Invesco V.I. Equity and Income Series II *	4,765	87,895	90,971

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	48,315	863,507	915,091

See Notes to Financial Statements	E-1	See explanation of symbol on page E-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	American Funds Insurance Series®
American Funds IS Capital Income Builder® Class 4	American Funds IS Capital Income Builder Class 4	3,481	$35,344	$33,943
American Funds IS Global Growth FundSM Class 4	American Funds IS Global Growth Fund Class 4	21,517	622,657	574,289
American Funds IS International FundSM Class 4	American Funds IS International Fund Class 4	36,752	805,487	737,243
American Funds IS International Growth and Income FundSM Class 4	American Funds IS International Growth and Income Fund Class 4	27,556	477,584	451,640
American Funds IS Managed Risk Asset Allocation FundSM Class P2	American Funds IS Managed Risk Asset Allocation Fund Class P2	10	123	117
American Funds IS New World Fund® Class 4	American Funds IS New World Fund Class 4	7,956	176,547	160,310
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	21,684	265,825	266,498

	BlackRock® Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III *	1,158,989	13,676,589	16,898,054
BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I *	2,736	28,232	28,341
BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I *	447	4,523	4,528

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	59,872	1,915,895	2,079,962
Fidelity VIP FundsManager® 60% Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	23,650	269,983	271,266
Fidelity VIP Money Market Service Class	Fidelity VIP Money Market Service Class	11,315,465	11,315,465	11,315,465
Fidelity VIP Strategic Income Service Class 2	Fidelity VIP Strategic Income Service Class 2 *	35,522	400,964	397,487

	First Trust Variable Insurance Trust
First Trust/Dow Jones Dividend & Income Allocation Class I	First Trust/Dow Jones Dividend & Income Allocation Class I	17,380	204,711	212,038

	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation VIP Class 4	Franklin Founding Funds Allocation VIP Class 4	302,510	1,809,037	2,226,471
Franklin Mutual Global Discovery VIP Class 2	Franklin Mutual Global Discovery VIP Class 2 *	46,053	1,014,049	1,049,086
Franklin Rising Dividends VIP Class 2	Franklin Rising Dividends VIP Class 2	39,470	1,019,603	1,010,816
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	51,823	940,148	853,005

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3 *	58,238	910,902	1,108,276

	Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Ivy Funds VIP Asset Strategy	6,497	68,980	58,861
Ivy Funds VIP Energy	Ivy Funds VIP Energy	1,049	7,527	6,856

	Janus Aspen Series
Janus Aspen Series Balanced Service Shares	Janus Aspen Series Balanced Service Shares	104,443	3,253,262	3,321,279
Janus Aspen Series Flexible Bond Service Shares	Janus Aspen Series Flexible Bond Service Shares	2,970	38,391	38,107

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC *	60,917	743,830	746,228
Lord Abbett International Core Equity Class VC	Lord Abbett International Core Equity Class VC *	12,050	204,785	199,546
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC *	2,409	40,978	40,617

	MFS® Variable Insurance Trust
MFS Total Return Series - Service Class	MFS Total Return Series - Service Class *	26,009	550,362	629,417
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class *	12,517	405,298	414,074

	PIMCO Variable Insurance Trust
PIMCO All Asset All Authority - Advisor Class	PIMCO All Asset All Authority - Advisor Class	17,217	164,925	152,195
PIMCO CommodityRealReturn® Strategy - Advisor Class	PIMCO CommodityRealReturn Strategy - Advisor Class	3,544	16,461	16,514

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Class S	Van Eck VIP Global Hard Assets Class S	2,219	55,295	53,693

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements	E-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2015 (Unaudited)	Variable Accounts
	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Strategy

ASSETS
Investments in mutual funds, at value	$2,387,131	$714,059	$2,126,580	$23,499,363	$19,412,565	$239,918

Receivables:
Due from Pacific Life Insurance Company	313	-	-	-	12,049	15

Investments sold	-	24	3,380	16,712	-	9

Total Assets	2,387,444	714,083	2,129,960	23,516,075	19,424,614	239,942

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	57	3,363	16,679	-	-

Investments purchased	256	-	-	-	12,020	-

Total Liabilities	256	57	3,363	16,679	12,020	-

NET ASSETS	$2,387,188	$714,026	$2,126,597	$23,499,396	$19,412,594	$239,942

Units Outstanding	179,916	69,960	213,685	525,648	529,757	24,059

Accumulation Unit Value	$13.27	$10.21	$9.95	$44.71	$36.64	$9.97

Cost of Investments	$2,192,672	$688,475	$1,980,481	$17,287,656	$19,720,566	$245,901

	Managed Bond	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock

ASSETS
Investments in mutual funds, at value	$52,803,680	$3,137,775	$185,992	$8,760,462	$9,464,897	$4,982,763

Receivables:
Due from Pacific Life Insurance Company	1,882	-	-	-	-	-

Investments sold	-	527	6	890	2,923	2,276

Total Assets	52,805,562	3,138,302	185,998	8,761,352	9,467,820	4,985,039

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	483	20	959	2,899	2,230

Investments purchased	1,885	-	-	-	-	-

Total Liabilities	1,885	483	20	959	2,899	2,230

NET ASSETS	$52,803,677	$3,137,819	$185,978	$8,760,393	$9,464,921	$4,982,809

Units Outstanding	1,285,399	286,122	19,055	444,176	524,652	296,303

Accumulation Unit Value	$41.08	$10.97	$9.76	$19.72	$18.04	$16.82

Cost of Investments	$46,169,232	$2,880,653	$187,422	$4,108,553	$4,280,855	$2,326,211

	Dividend Growth	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value

ASSETS
Investments in mutual funds, at value	$8,055,281	$62,328,779	$5,991,229	$64,657,503	$5,049,740	$14,369,158

Receivables:
Investments sold	351	29,733	5,339	42,374	5,162	9,616

Total Assets	8,055,632	62,358,512	5,996,568	64,699,877	5,054,902	14,378,774

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	296	29,664	5,340	42,314	5,234	9,535

Total Liabilities	296	29,664	5,340	42,314	5,234	9,535

NET ASSETS	$8,055,336	$62,328,848	$5,991,228	$64,657,563	$5,049,668	$14,369,239

Units Outstanding	438,133	989,495	302,539	1,107,432	422,643	628,470

Accumulation Unit Value	$18.39	$62.99	$19.80	$58.39	$11.95	$22.86

Cost of Investments	$4,102,565	$23,405,199	$2,675,967	$42,132,425	$2,762,961	$6,667,110

See Notes to Financial Statements	F-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2015 (Unaudited)	Variable Accounts
	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity

ASSETS
Investments in mutual funds, at value	$1,740,295	$71,567,799	$13,972,755	$8,569,717	$1,660,435	$2,269,271

Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	192	-

Investments sold	1,109	46,667	5,100	6,768	-	174

Total Assets	1,741,404	71,614,466	13,977,855	8,576,485	1,660,627	2,269,445

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,031	46,574	5,135	6,824	-	197

Investments purchased	-	-	-	-	180	-

Total Liabilities	1,031	46,574	5,135	6,824	180	197

NET ASSETS	$1,740,373	$71,567,892	$13,972,720	$8,569,661	$1,660,447	$2,269,248

Units Outstanding	110,776	1,324,824	432,373	587,198	72,318	98,699

Accumulation Unit Value	$15.71	$54.02	$32.32	$14.59	$22.96	$22.99

Cost of Investments	$1,022,713	$38,753,873	$8,759,435	$3,932,448	$1,194,607	$1,658,718

	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap

ASSETS
Investments in mutual funds, at value	$9,896,246	$11,761,648	$5,994,358	$296,881	$13,603,069	$11,185,687

Receivables:
Due from Pacific Life Insurance Company	-	-	-	100	-	-

Investments sold	6,358	4,706	842	-	6,056	8,107

Total Assets	9,902,604	11,766,354	5,995,200	296,981	13,609,125	11,193,794

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	6,362	4,706	811	-	6,001	8,106

Investments purchased	-	-	-	73	-	-

Total Liabilities	6,362	4,706	811	73	6,001	8,106

NET ASSETS	$9,896,242	$11,761,648	$5,994,389	$296,908	$13,603,124	$11,185,688

Units Outstanding	507,238	428,048	169,478	22,731	426,466	840,389

Accumulation Unit Value	$19.51	$27.48	$35.37	$13.06	$31.90	$13.31

Cost of Investments	$5,290,395	$4,940,798	$3,260,142	$265,037	$5,086,515	$6,883,649

	International Small-Cap	International Value	Health Sciences	Real Estate	Technology	Currency Strategies

ASSETS
Investments in mutual funds, at value	$1,275,919	$29,482,891	$16,042,072	$7,529,143	$1,978,881	$38,850

Receivables:
Due from Pacific Life Insurance Company	-	-	654	31,617	-	-

Investments sold	8,111	54,284	-	-	603	1

Total Assets	1,284,030	29,537,175	16,042,726	7,560,760	1,979,484	38,851

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	8,111	54,224	-	-	604	2

Investments purchased	-	-	665	31,616	-	-

Total Liabilities	8,111	54,224	665	31,616	604	2

NET ASSETS	$1,275,919	$29,482,951	$16,042,061	$7,529,144	$1,978,880	$38,849

Units Outstanding	107,393	1,641,058	383,261	158,255	241,291	3,963

Accumulation Unit Value	$11.88	$17.97	$41.86	$47.58	$8.20	$9.80

Cost of Investments	$824,428	$24,373,209	$4,962,935	$3,123,290	$1,095,305	$39,284

See Notes to Financial Statements	F-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2015 (Unaudited)	Variable Accounts
	Equity Long/Short	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth

ASSETS
Investments in mutual funds, at value	$33,540	$118,967	$98,843	$11,541,038	$1,492,449	$4,351,073

Receivables:
Due from Pacific Life Insurance Company	-	2	-	-	-	154

Investments sold	1	5	3	12,937	51	-

Total Assets	33,541	118,974	98,846	11,553,975	1,492,500	4,351,227

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2	-	8	12,976	137	-

Investments purchased	-	-	-	-	-	156

Total Liabilities	2	-	8	12,976	137	156

NET ASSETS	$33,539	$118,974	$98,838	$11,540,999	$1,492,363	$4,351,071

Units Outstanding	3,334	11,426	25,959	563,311	97,533	254,048

Accumulation Unit Value	$10.06	$10.41	$3.81	$20.49	$15.30	$17.13

Cost of Investments	$33,673	$113,223	$109,261	$9,086,109	$1,361,760	$3,394,388

	Pacific Dynamix - Growth	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth

ASSETS
Investments in mutual funds, at value	$3,878,230	$36,390,839	$52,420,578	$169,023,749	$113,708,653	$47,271,794

Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	11,634	-

Investments sold	136	1,914	12,479	68,834	-	1,705

Total Assets	3,878,366	36,392,753	52,433,057	169,092,583	113,720,287	47,273,499

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	142	1,810	12,429	68,796	-	1,639

Investments purchased	-	-	-	-	11,550	-

Total Liabilities	142	1,810	12,429	68,796	11,550	1,639

NET ASSETS	$3,878,224	$36,390,943	$52,420,628	$169,023,787	$113,708,737	$47,271,860

Units Outstanding	203,590	3,245,535	4,471,982	13,954,416	9,107,400	3,742,265

Accumulation Unit Value	$19.05	$11.21	$11.72	$12.11	$12.49	$12.63

Cost of Investments	$2,810,398	$31,349,438	$42,596,518	$130,436,423	$83,906,562	$33,873,523

	Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Equity and Income Series II	American Century VP Mid Cap Value Class II	American Funds IS Capital Income Builder Class 4	American Funds IS Global Growth Fund Class 4	American Funds IS International Fund Class 4

ASSETS
Investments in mutual funds, at value	$1,759,361	$90,971	$915,091	$33,943	$574,289	$737,243

Receivables:
Investments sold	2,851	21	76	1	23	-

Total Assets	1,762,212	90,992	915,167	33,944	574,312	737,243

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2,846	26	76	2	46	68

Investments purchased	-	-	-	-	-	5

Total Liabilities	2,846	26	76	2	46	73

NET ASSETS	$1,759,366	$90,966	$915,091	$33,942	$574,266	$737,170

Units Outstanding	103,604	8,578	63,347	3,425	50,192	73,674

Accumulation Unit Value	$16.98	$10.60	$14.45	$9.91	$11.44	$10.01

Cost of Investments	$1,569,551	$87,895	$863,507	$35,344	$622,657	$805,487

See Notes to Financial Statements	F-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2015 (Unaudited)	Variable Accounts
	American Funds IS International Growth and Income Fund Class 4	American Funds IS Managed Risk Asset Allocation Fund Class P2	American Funds IS New World Fund Class 4	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4	BlackRock Global Allocation V.I. Class III	BlackRock iShares Alternative Strategies V.I. Class I

ASSETS
Investments in mutual funds, at value	$451,640	$117	$160,310	$266,498	$16,898,054	$28,341

Receivables:
Investments sold	21	-	2	9	13,549	1

Total Assets	451,661	117	160,312	266,507	16,911,603	28,342

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	59	-	9	20	13,495	2

Total Liabilities	59	-	9	20	13,495	2

NET ASSETS	$451,602	$117	$160,303	$266,487	$16,898,108	$28,340

Units Outstanding	44,894	11	16,827	26,153	1,372,698	2,746

Accumulation Unit Value	$10.06	$10.41	$9.53	$10.19	$12.31	$10.32

Cost of Investments	$477,584	$123	$176,547	$265,825	$13,676,589	$28,232

	BlackRock iShares Dynamic Allocation V.I. Class I	Fidelity VIP Contrafund Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	Fidelity VIP Money Market Service Class	Fidelity VIP Strategic Income Service Class 2	First Trust/ Dow Jones Dividend & Income Allocation Class I

ASSETS
Investments in mutual funds, at value	$4,528	$2,079,962	$271,266	$11,315,465	$397,487	$212,038

Receivables:
Due from Pacific Life Insurance Company	-	-	-	12,150	-	110

Investments sold	-	522	10	-	36	-

Total Assets	4,528	2,080,484	271,276	11,327,615	397,523	212,148

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	550	18	-	49	-

Investments purchased	-	-	-	12,224	-	126

Total Liabilities	-	550	18	12,224	49	126

NET ASSETS	$4,528	$2,079,934	$271,258	$11,315,391	$397,474	$212,022

Units Outstanding	449	145,995	21,374	1,148,035	38,815	16,983

Accumulation Unit Value	$10.08	$14.25	$12.69	$9.86	$10.24	$12.48

Cost of Investments	$4,523	$1,915,895	$269,983	$11,315,465	$400,964	$204,711

	Franklin Founding Funds Allocation VIP Class 4	Franklin Mutual Global Discovery VIP Class 2	Franklin Rising Dividends VIP Class 2	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	Ivy Funds VIP Asset Strategy

ASSETS
Investments in mutual funds, at value	$2,226,471	$1,049,086	$1,010,816	$853,005	$1,108,276	$58,861

Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	3

Investments sold	88	95	40	504	55	-

Total Assets	2,226,559	1,049,181	1,010,856	853,509	1,108,331	58,864

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	136	116	19	555	136	-

Investments purchased	-	-	-	-	-	5

Total Liabilities	136	116	19	555	136	5

NET ASSETS	$2,226,423	$1,049,065	$1,010,837	$852,954	$1,108,195	$58,859

Units Outstanding	176,259	79,216	75,698	85,767	65,163	6,099

Accumulation Unit Value	$12.63	$13.24	$13.35	$9.95	$17.01	$9.65

Cost of Investments	$1,809,037	$1,014,049	$1,019,603	$940,148	$910,902	$68,980

See Notes to Financial Statements	F-4

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2015 (Unaudited)	Variable Accounts
	Ivy Funds VIP Energy	Janus Aspen Series Balanced Service Shares	Janus Aspen Series Flexible Bond Service Shares	Lord Abbett Bond Debenture Class VC	Lord Abbett International Core Equity Class VC	Lord Abbett Total Return Class VC

ASSETS
Investments in mutual funds, at value	$6,856	$3,321,279	$38,107	$746,228	$199,546	$40,617

Receivables:
Due from Pacific Life Insurance Company	162	-	-	-	-	-

Investments sold	-	272	1	153	9	1

Total Assets	7,018	3,321,551	38,108	746,381	199,555	40,618

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	215	3	194	18	10

Investments purchased	163	-	-	-	-	-

Total Liabilities	163	215	3	194	18	10

NET ASSETS	$6,855	$3,321,336	$38,105	$746,187	$199,537	$40,608

Units Outstanding	753	266,131	3,785	66,465	21,294	4,016

Accumulation Unit Value	$9.10	$12.48	$10.07	$11.23	$9.37	$10.11

Cost of Investments	$7,527	$3,253,262	$38,391	$743,830	$204,785	$40,978

	MFS Total Return Series - Service Class	MFS Utilities Series - Service Class	PIMCO All Asset All Authority - Advisor Class	PIMCO Commodity- RealReturn Strategy - Advisor Class	Van Eck VIP Global Hard Assets Class S

ASSETS
Investments in mutual funds, at value	$629,417	$414,074	$152,195	$16,514	$53,693

Receivables:
Investments sold	355	21	2,591	1	7

Total Assets	629,772	414,095	154,786	16,515	53,700

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	392	38	2,603	2	10

Total Liabilities	392	38	2,603	2	10

NET ASSETS	$629,380	$414,057	$152,183	$16,513	$53,690

Units Outstanding	47,976	32,538	16,566	2,483	6,490

Accumulation Unit Value	$13.12	$12.73	$9.19	$6.65	$8.27

Cost of Investments	$550,362	$405,298	$164,925	$16,461	$55,295

See Notes to Financial Statements	F-5

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2015 (Unaudited)

	Variable Accounts
	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Strategy

INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk	14,734	4,324	13,890	147,311	126,386	1,576

Net Investment Income (Loss)	(14,734)	(4,324)	(13,890)	(147,311)	(126,386)	(1,576)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(252)	(45)	7,890	53,973	(22,267)	(1,794)

Capital gains distributions (1)	-	-	-	-	-	-

Realized Gain (Loss) on Investments	(252)	(45)	7,890	53,973	(22,267)	(1,794)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	5,948	14,674	37,060	671,733	(21,155)	1,617

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($9,038)	$10,305	$31,060	$578,395	($169,808)	($1,753)

	Managed Bond	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock

INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk	342,885	23,113	1,396	51,177	59,620	32,219

Net Investment Income (Loss)	(342,885)	(23,113)	(1,396)	(51,177)	(59,620)	(32,219)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	535,266	59,255	(9,884)	84,195	264,284	273,268

Capital gains distributions (1)	-	-	-	-	-	-

Realized Gain (Loss) on Investments	535,266	59,255	(9,884)	84,195	264,284	273,268

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(283,921)	(32,764)	14,098	357,924	(192)	(232,431)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($91,540)	$3,378	$2,818	$390,942	$204,472	$8,618

	Dividend Growth	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value

INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk	53,500	403,075	32,338	405,769	28,115	92,569

Net Investment Income (Loss)	(53,500)	(403,075)	(32,338)	(405,769)	(28,115)	(92,569)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	274,186	1,839,469	65,863	804,484	71,825	688,313

Capital gains distributions (1)	-	-	-	-	-	-

Realized Gain (Loss) on Investments	274,186	1,839,469	65,863	804,484	71,825	688,313

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(157,138)	(1,102,382)	243,392	1,624,196	169,074	(644,712)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,548	$334,012	$276,917	$2,022,911	$212,784	($48,968)

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	F-6

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2015 (Unaudited)

	Variable Accounts

	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap
	Large-Cap	Core	Equity	Growth	Value	Equity

INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk	16,125	456,193	90,739	51,350	10,388	10,588

Net Investment Income (Loss)	(16,125)	(456,193)	(90,739)	(51,350)	(10,388)	(10,588)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	49,680	2,583,383	312,376	33,286	101,571	9,198

Capital gains distributions (1)	-	-	-	-	-	-

Realized Gain (Loss) on Investments	49,680	2,583,383	312,376	33,286	101,571	9,198

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(13,982)	(871,705)	276,600	223,085	(92,601)	5,298

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,573	$1,255,485	$498,237	$205,021	($1,418)	$3,908

	Small-Cap	Small-Cap	Small-Cap	Value	Emerging	International
	Growth	Index	Value	Advantage	Markets	Large-Cap

INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk	54,084	74,691	38,688	6,404	87,446	69,360

Net Investment Income (Loss)	(54,084)	(74,691)	(38,688)	(6,404)	(87,446)	(69,360)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	52,699	529,055	169,999	90,281	357,098	47,661

Capital gains distributions (1)	-	-	-	-	-	-

Realized Gain (Loss) on Investments	52,699	529,055	169,999	90,281	357,098	47,661

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	789,741	(25,577)	(33,417)	(68,906)	(456,637)	662,739

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$788,356	$428,787	$97,894	$14,971	($186,985)	$641,040

	International	International	Health	Real		Currency
	Small-Cap	Value	Sciences	Estate	Technology	Strategies

INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk	6,892	186,617	96,193	61,483	12,159	253

Net Investment Income (Loss)	(6,892)	(186,617)	(96,193)	(61,483)	(12,159)	(253)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,734	99,759	48,785	1,147,688	6,119	(36)

Capital gains distributions (1)	-	-	-	-	-	-

Realized Gain (Loss) on Investments	3,734	99,759	48,785	1,147,688	6,119	(36)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	111,992	1,893,018	2,072,339	(1,554,614)	70,240	(1,790)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$108,834	$1,806,160	$2,024,931	($468,409)	$64,200	($2,079)

 (1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	F-7

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2015 (Unaudited)

	Variable Accounts

	Equity Long/Short (1)	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth

INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk	22	664	618	73,387	8,032	26,315

Net Investment Income (Loss)	(22)	(664)	(618)	(73,387)	(8,032)	(26,315)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	-	3,118	(85)	11,273	983	16,000

Capital gains distributions (2)	-	-	-	-	-	-

Realized Gain (Loss) on Investments	-	3,118	(85)	11,273	983	16,000

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(133)	(595)	(1,617)	92,416	1,779	41,203

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($155)	$1,859	($2,320)	$30,302	($5,270)	$30,888

	Pacific Dynamix - Growth	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth

INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk	24,107	240,373	334,847	1,079,486	721,929	295,231

Net Investment Income (Loss)	(24,107)	(240,373)	(334,847)	(1,079,486)	(721,929)	(295,231)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	5,101	570,444	652,590	2,057,295	1,732,071	242,776

Capital gains distributions (2)	-	-	-	-	-	-

Realized Gain (Loss) on Investments	5,101	570,444	652,590	2,057,295	1,732,071	242,776

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	77,035	(67,471)	217,109	1,315,149	891,616	901,610

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,029	$262,600	$534,852	$2,292,958	$1,901,758	$849,155

	Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Equity and Income Series II	American Century VP Mid Cap Value Class II	American Funds IS Capital Income Builder Class 4	American Funds IS Global Growth Fund Class 4	American Funds IS International Fund Class 4

INVESTMENT INCOME
Dividends (2)	$-	$-	$18,110	$250	$1,091	$2,425

EXPENSES
Mortality and expense risk	11,490	563	10,936	65	2,121	1,504

Net Investment Income (Loss)	(11,490)	(563)	7,174	185	(1,030)	921

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	454	(59)	(17,949)	(1)	(597)	(39)

Capital gains distributions (2)	-	-	104,802	-	54,297	40,809

Realized Gain (Loss) on Investments	454	(59)	86,853	(1)	53,700	40,770

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	5,948	2,027	(72,137)	(1,296)	(46,230)	(67,638)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($5,088)	$1,405	$21,890	($1,112)	$6,440	($25,947)

 (1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

 (2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	F-8

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2015 (Unaudited)

	Variable Accounts

	American Funds IS International Growth and Income Fund Class 4	American Funds IS Managed Risk Asset Allocation Fund Class P2 (1)	American Funds IS New World Fund Class 4	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4	BlackRock Global Allocation V.I. Class III	BlackRock iShares Alternative Strategies V.I. Class I

INVESTMENT INCOME
Dividends (2)	$505	$1	$503	$229	$-	$-

EXPENSES
Mortality and expense risk	2,470	4	859	1,543	108,150	170

Net Investment Income (Loss)	(1,965)	(3)	(356)	(1,314)	(108,150)	(170)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(7,298)	123	(4,697)	(1,291)	35,812	-

Capital gains distributions (2)	8,897	2	8,692	1,834	-	-

Realized Gain (Loss) on Investments	1,599	125	3,995	543	35,812	-

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	9,287	(6)	(1,006)	3	461,272	214

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,921	$116	$2,633	($768)	$388,934	$44

	BlackRock iShares Dynamic Allocation V.I. Class I (3)	Fidelity VIP Contrafund Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	Fidelity VIP Money Market Service Class	Fidelity VIP Strategic Income Service Class 2	First Trust/ Dow Jones Dividend & Income Allocation Class I

INVESTMENT INCOME
Dividends (2)	$-	$211	$-	$537	$-	$615

EXPENSES
Mortality and expense risk	25	14,819	1,220	67,229	1,190	1,210

Net Investment Income (Loss)	(25)	(14,608)	(1,220)	(66,692)	(1,190)	(595)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2	(34,787)	(355)	-	(287)	279

Capital gains distributions (2)	-	213,068	8,726	-	-	3,622

Realized Gain (Loss) on Investments	2	178,281	8,371	-	(287)	3,901

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4	(70,238)	(6,328)	-	(1,161)	(4,702)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($19)	$93,435	$823	($66,692)	($2,638)	($1,396)

	Franklin Founding Funds Allocation VIP Class 4	Franklin Mutual Global Discovery VIP Class 2	Franklin Rising Dividends VIP Class 2	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	Ivy Funds VIP Asset Strategy

INVESTMENT INCOME
Dividends (2)	$60,750	$-	$13,864	$65,781	$-	$208

EXPENSES
Mortality and expense risk	14,543	6,541	5,883	5,852	6,905	369

Net Investment Income (Loss)	46,207	(6,541)	7,981	59,929	(6,905)	(161)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	8,360	(3,040)	1,317	(15,477)	(4,276)	(22)

Capital gains distributions (2)	3,488	-	102,606	4,272	-	10,008

Realized Gain (Loss) on Investments	11,848	(3,040)	103,923	(11,205)	(4,276)	9,986

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(57,884)	34,326	(121,870)	(56,883)	18,727	(9,728)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$171	$24,745	($9,966)	($8,159)	$7,546	$97

 (1) Operations resumed during 2015 (see Note 1 in Notes to Financial Statements).

 (2) See Note 3 in Notes to Financial Statements.

 (3) Operations commenced during 2015 (see Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	F-9

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2015 (Unaudited)

	Variable Accounts

	Ivy Funds VIP Energy (1)	Janus Aspen Series Balanced Service Shares	Janus Aspen Series Flexible Bond Service Shares	Lord Abbett Bond Debenture Class VC	Lord Abbett International Core Equity Class VC	Lord Abbett Total Return Class VC

INVESTMENT INCOME
Dividends (2)	$4	$31,335	$322	$-	$-	$-

EXPENSES
Mortality and expense risk	14	22,270	578	4,825	684	494

Net Investment Income (Loss)	(10)	9,065	(256)	(4,825)	(684)	(494)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1)	11,318	134	(11,843)	(496)	(1,635)

Capital gains distributions (2)	32	106,317	128	-	-	-

Realized Gain (Loss) on Investments	31	117,635	262	(11,843)	(496)	(1,635)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(671)	(119,205)	(183)	33,108	(4,457)	2,191

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($650)	$7,495	($177)	$16,440	($5,637)	$62

	MFS Total Return Series - Service Class	MFS Utilities Series - Service Class	PIMCO All Asset All Authority - Advisor Class	PIMCO Commodity- RealReturn Strategy - Advisor Class	Van Eck VIP Global Hard Assets Class S

INVESTMENT INCOME
Dividends (2)	$-	$-	$1,352	$333	$26

EXPENSES
Mortality and expense risk	3,933	3,707	921	84	699

Net Investment Income (Loss)	(3,933)	(3,707)	431	249	(673)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	68	(18,318)	(12,942)	(1,966)	(20,597)

Capital gains distributions (2)	-	-	-	-	-

Realized Gain (Loss) on Investments	68	(18,318)	(12,942)	(1,966)	(20,597)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	6,430	(3,576)	10,753	1,808	9,001

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,565	($25,601)	($1,758)	$91	($12,269)

 (1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

 (2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	F-10

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014

	Diversified Bond		Floating Rate Income		Floating Rate Loan
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($14,734)	($28,836)	($4,324)	($8,466)	($13,890)	($32,968)

Realized gain (loss) on investments	(252)	9,306	(45)	248	7,890	15,033

Change in net unrealized appreciation (depreciation) on investments	5,948	146,870	14,674	605	37,060	11,176

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,038)	127,340	10,305	(7,613)	31,060	(6,759)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	41,280	16,105	1,199	2,198	78,809	37,151

Transfers between variable and fixed accounts, net	450,233	517,564	23,680	254,042	(52,813)	(191,773)

Contract benefits and terminations (2)	(186,442)	(524,944)	(7,109)	(18,991)	(236,200)	(421,347)

Contract charges and deductions (2)	(2,764)	(5,210)	(548)	(1,076)	(2,521)	(5,406)

Other	(46)	37	(1)	(16)	(74)	35

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	302,261	3,552	17,221	236,157	(212,799)	(581,340)

NET INCREASE (DECREASE) IN NET ASSETS	293,223	130,892	27,526	228,544	(181,739)	(588,099)

NET ASSETS
Beginning of Year or Period	2,093,965	1,963,073	686,500	457,956	2,308,336	2,896,435

End of Year or Period	$2,387,188	$2,093,965	$714,026	$686,500	$2,126,597	$2,308,336

	High Yield Bond		Inflation Managed		Inflation Strategy

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($147,311)	($324,642)	($126,386)	($285,647)	($1,576)	($3,218)

Realized gain (loss) on investments	53,973	738,754	(22,267)	(78,046)	(1,794)	(2,095)

Change in net unrealized appreciation (depreciation) on investments	671,733	(489,843)	(21,155)	818,924	1,617	6,428

Net Increase (Decrease) in Net Assets Resulting from Operations	578,395	(75,731)	(169,808)	455,231	(1,753)	1,115

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	75,204	168,482	92,908	125,132	-	-

Transfers between variable and fixed accounts, net	1,247,948	(2,577,345)	(820,539)	(793,690)	(30,477)	45,788

Contract benefits and terminations (2)	(1,108,199)	(2,558,595)	(842,052)	(2,419,782)	(16)	(17,727)

Contract charges and deductions (2)	(24,327)	(48,882)	(18,098)	(39,951)	(191)	(395)

Other	29	423	877	1,005	(1)	(4)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	190,655	(5,015,917)	(1,586,904)	(3,127,286)	(30,685)	27,662

NET INCREASE (DECREASE) IN NET ASSETS	769,050	(5,091,648)	(1,756,712)	(2,672,055)	(32,438)	28,777

NET ASSETS
Beginning of Year or Period	22,730,346	27,821,994	21,169,306	23,841,361	272,380	243,603

End of Year or Period	$23,499,396	$22,730,346	$19,412,594	$21,169,306	$239,942	$272,380

(1) Unaudited.

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	F-11

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014

	Managed Bond		Short Duration Bond		Emerging Markets Debt
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($342,885)	($742,131)	($23,113)	($56,404)	($1,396)	($2,906)

Realized gain (loss) on investments	535,266	758,394	59,255	21,365	(9,884)	(6,966)

Change in net unrealized appreciation (depreciation) on investments	(283,921)	1,840,989	(32,764)	12,003	14,098	(5,201)

Net Increase (Decrease) in Net Assets Resulting from Operations	(91,540)	1,857,252	3,378	(23,036)	2,818	(15,073)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	189,212	349,931	80,384	55,499	6,265	-

Transfers between variable and fixed accounts, net	(1,434,783)	243,231	(232,123)	(200,289)	(37,386)	26,434

Contract benefits and terminations (2)	(2,540,526)	(7,542,275)	(759,547)	(669,614)	(23,270)	(8,622)

Contract charges and deductions (2)	(53,358)	(109,082)	(3,254)	(7,864)	(174)	(373)

Other	(786)	656	(21)	81	26	(4)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,840,241)	(7,057,539)	(914,561)	(822,187)	(54,539)	17,435

NET INCREASE (DECREASE) IN NET ASSETS	(3,931,781)	(5,200,287)	(911,183)	(845,223)	(51,721)	2,362

NET ASSETS
Beginning of Year or Period	56,735,458	61,935,745	4,049,002	4,894,225	237,699	235,337

End of Year or Period	$52,803,677	$56,735,458	$3,137,819	$4,049,002	$185,978	$237,699

	American Funds Growth		American Funds Growth-Income		Comstock

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($51,177)	($98,909)	($59,620)	($125,703)	($32,219)	($77,370)

Realized gain (loss) on investments	84,195	586,849	264,284	703,484	273,268	826,243

Change in net unrealized appreciation (depreciation) on investments	357,924	33,546	(192)	275,255	(232,431)	(349,203)

Net Increase (Decrease) in Net Assets Resulting from Operations	390,942	521,486	204,472	853,036	8,618	399,670

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	83,178	52,497	85,759	151,826	3,205	21,999

Transfers between variable and fixed accounts, net	809,868	(481,499)	(120,157)	(1,095,345)	(49,727)	(1,809,998)

Contract benefits and terminations (2)	(251,289)	(545,920)	(439,319)	(889,035)	(441,150)	(966,899)

Contract charges and deductions (2)	(10,501)	(17,036)	(10,872)	(19,584)	(4,728)	(11,030)

Other	(14)	(209)	(139)	(67)	27	335

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	631,242	(992,167)	(484,728)	(1,852,205)	(492,373)	(2,765,593)

NET INCREASE (DECREASE) IN NET ASSETS	1,022,184	(470,681)	(280,256)	(999,169)	(483,755)	(2,365,923)

NET ASSETS
Beginning of Year or Period	7,738,209	8,208,890	9,745,177	10,744,346	5,466,564	7,832,487

End of Year or Period	$8,760,393	$7,738,209	$9,464,921	$9,745,177	$4,982,809	$5,466,564

(1) Unaudited.

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	F-12

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014

	Dividend Growth		Equity Index		Focused Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($53,500)	($106,634)	($403,075)	($782,377)	($32,338)	($57,618)

Realized gain (loss) on investments	274,186	494,356	1,839,469	3,850,153	65,863	566,647

Change in net unrealized appreciation (depreciation) on investments	(157,138)	447,272	(1,102,382)	4,028,385	243,392	(157,544)

Net Increase (Decrease) in Net Assets Resulting from Operations	63,548	834,994	334,012	7,096,161	276,917	351,485

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	64,936	69,989	124,404	579,089	37,133	28,560

Transfers between variable and fixed accounts, net	(453,302)	212,873	(1,226,540)	994,111	1,368,870	(450,693)

Contract benefits and terminations (2)	(561,504)	(1,205,256)	(2,490,048)	(6,130,440)	(170,653)	(407,990)

Contract charges and deductions (2)	(7,288)	(14,182)	(60,494)	(116,789)	(5,252)	(8,788)

Other	(468)	(59)	79	3,753	99	188

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(957,626)	(936,635)	(3,652,599)	(4,670,276)	1,230,197	(838,723)

NET INCREASE (DECREASE) IN NET ASSETS	(894,078)	(101,641)	(3,318,587)	2,425,885	1,507,114	(487,238)

NET ASSETS
Beginning of Year or Period	8,949,414	9,051,055	65,647,435	63,221,550	4,484,114	4,971,352

End of Year or Period	$8,055,336	$8,949,414	$62,328,848	$65,647,435	$5,991,228	$4,484,114

	Growth		Large-Cap Growth		Large-Cap Value

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($405,769)	($814,668)	($28,115)	($52,532)	($92,569)	($207,418)

Realized gain (loss) on investments	804,484	1,864,219	71,825	109,845	688,313	1,689,345

Change in net unrealized appreciation (depreciation) on investments	1,624,196	3,630,194	169,074	202,603	(644,712)	75,584

Net Increase (Decrease) in Net Assets Resulting from Operations	2,022,911	4,679,745	212,784	259,916	(48,968)	1,557,511

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	134,016	508,097	26,854	61,883	168,410	96,167

Transfers between variable and fixed accounts, net	462,987	(1,962,539)	960,022	26,519	(477,911)	(1,836,199)

Contract benefits and terminations (2)	(2,865,272)	(6,580,645)	(248,776)	(460,061)	(898,482)	(1,407,520)

Contract charges and deductions (2)	(63,654)	(126,005)	(3,954)	(7,952)	(12,897)	(28,966)

Other	(587)	1,433	(94)	465	335	382

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,332,510)	(8,159,659)	734,052	(379,146)	(1,220,545)	(3,176,136)

NET INCREASE (DECREASE) IN NET ASSETS	(309,599)	(3,479,914)	946,836	(119,230)	(1,269,513)	(1,618,625)

NET ASSETS
Beginning of Year or Period	64,967,162	68,447,076	4,102,832	4,222,062	15,638,752	17,257,377

End of Year or Period	$64,657,563	$64,967,162	$5,049,668	$4,102,832	$14,369,239	$15,638,752

(1) Unaudited.

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	F-13

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014

	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($16,125)	($23,185)	($456,193)	($947,770)	($90,739)	($194,074)

Realized gain (loss) on investments	49,680	22,805	2,583,383	3,198,757	312,376	660,238

Change in net unrealized appreciation (depreciation) on investments	(13,982)	242,823	(871,705)	4,561,973	276,600	(84,881)

Net Increase (Decrease) in Net Assets Resulting from Operations	19,573	242,443	1,255,485	6,812,960	498,237	381,283

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	427	5,714	123,762	471,350	47,384	97,948

Transfers between variable and fixed accounts, net	(1,168,818)	1,304,404	(2,706,970)	(1,052,540)	(35,002)	(1,413,138)

Contract benefits and terminations (2)	(102,365)	(231,313)	(3,342,044)	(7,361,020)	(771,671)	(1,738,020)

Contract charges and deductions (2)	(2,577)	(3,105)	(67,556)	(138,506)	(13,197)	(27,747)

Other	123	(20)	653	3,469	4,131	(8)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,273,210)	1,075,680	(5,992,155)	(8,077,247)	(768,355)	(3,080,965)

NET INCREASE (DECREASE) IN NET ASSETS	(1,253,637)	1,318,123	(4,736,670)	(1,264,287)	(270,118)	(2,699,682)

NET ASSETS
Beginning of Year or Period	2,994,010	1,675,887	76,304,562	77,568,849	14,242,838	16,942,520

End of Year or Period	$1,740,373	$2,994,010	$71,567,892	$76,304,562	$13,972,720	$14,242,838

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($51,350)	($94,052)	($10,388)	($36,911)	($10,588)	($23,217)

Realized gain (loss) on investments	33,286	562,756	101,571	261,657	9,198	43,519

Change in net unrealized appreciation (depreciation) on investments	223,085	41,843	(92,601)	(116,621)	5,298	(19,724)

Net Increase (Decrease) in Net Assets Resulting from Operations	205,021	510,547	(1,418)	108,125	3,908	578

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	67,067	82,165	345	20,943	130	13,403

Transfers between variable and fixed accounts, net	1,166,547	(372,388)	81,537	(1,362,798)	673,891	(325,916)

Contract benefits and terminations (2)	(368,280)	(902,312)	(184,907)	(512,283)	(54,128)	(211,030)

Contract charges and deductions (2)	(7,385)	(12,977)	(1,774)	(5,394)	(1,490)	(3,790)

Other	(68)	73	7	(372)	(24)	63

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	857,881	(1,205,439)	(104,792)	(1,859,904)	618,379	(527,270)

NET INCREASE (DECREASE) IN NET ASSETS	1,062,902	(694,892)	(106,210)	(1,751,779)	622,287	(526,692)

NET ASSETS
Beginning of Year or Period	7,506,759	8,201,651	1,766,657	3,518,436	1,646,961	2,173,653

End of Year or Period	$8,569,661	$7,506,759	$1,660,447	$1,766,657	$2,269,248	$1,646,961

(1)	Unaudited.
(2)	Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	F-14

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014

	Small-Cap Growth		Small-Cap Index		Small-Cap Value

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($54,084)	($105,249)	($74,691)	($162,616)	($38,688)	($82,402)

Realized gain (loss) on investments	52,699	643,430	529,055	1,955,531	169,999	345,583

Change in net unrealized appreciation (depreciation) on investments	789,741	(737,282)	(25,577)	(1,466,919)	(33,417)	(1,608)

Net Increase (Decrease) in Net Assets Resulting from Operations	788,356	(199,101)	428,787	325,996	97,894	261,573

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	46,882	49,921	67,769	216,078	5,681	22,190

Transfers between variable and fixed accounts, net	1,634,032	(930,225)	(366,288)	(2,490,541)	(39,864)	(250,574)

Contract benefits and terminations (2)	(384,776)	(739,258)	(525,883)	(1,445,945)	(354,639)	(822,561)

Contract charges and deductions (2)	(8,341)	(15,892)	(10,997)	(23,347)	(6,076)	(11,859)

Other	417	645	4,287	51	21	33

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,288,214	(1,634,809)	(831,112)	(3,743,704)	(394,877)	(1,062,771)

NET INCREASE (DECREASE) IN NET ASSETS	2,076,570	(1,833,910)	(402,325)	(3,417,708)	(296,983)	(801,198)

NET ASSETS
Beginning of Year or Period	7,819,672	9,653,582	12,163,973	15,581,681	6,291,372	7,092,570

End of Year or Period	$9,896,242	$7,819,672	$11,761,648	$12,163,973	$5,994,389	$6,291,372

	Value Advantage		Emerging Markets		International Large-Cap

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($6,404)	($6,771)	($87,446)	($206,678)	($69,360)	($146,433)

Realized gain (loss) on investments	90,281	(158)	357,098	1,003,374	47,661	476,662

Change in net unrealized appreciation (depreciation) on investments	(68,906)	87,803	(456,637)	(1,768,252)	662,739	(1,070,160)

Net Increase (Decrease) in Net Assets Resulting from Operations	14,971	80,874	(186,985)	(971,556)	641,040	(739,931)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	273	-	67,984	104,221	61,963	54,713

Transfers between variable and fixed accounts, net	(1,101,632)	1,212,963	5,070	(241,069)	687,532	(452,913)

Contract benefits and terminations (2)	(40,330)	(10,938)	(568,790)	(1,364,731)	(595,661)	(1,095,466)

Contract charges and deductions (2)	(884)	(823)	(16,964)	(33,839)	(9,954)	(21,131)

Other	116	(47)	464	547	791	(1,052)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,142,457)	1,201,155	(512,236)	(1,534,871)	144,671	(1,515,849)

NET INCREASE (DECREASE) IN NET ASSETS	(1,127,486)	1,282,029	(699,221)	(2,506,427)	785,711	(2,255,780)

NET ASSETS
Beginning of Year or Period	1,424,394	142,365	14,302,345	16,808,772	10,399,977	12,655,757

End of Year or Period	$296,908	$1,424,394	$13,603,124	$14,302,345	$11,185,688	$10,399,977

(1)	Unaudited.
(2)	Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	F-15

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts

	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014

	International Small-Cap		International Value		Health Sciences

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($6,892)	($18,257)	($186,617)	($408,244)	($96,193)	($151,774)

Realized gain (loss) on investments	3,734	15,313	99,759	312,801	48,785	632,718

Change in net unrealized appreciation (depreciation) on investments	111,992	(71,070)	1,893,018	(3,796,509)	2,072,339	1,971,072

Net Increase (Decrease) in Net Assets Resulting from Operations	108,834	(74,014)	1,806,160	(3,891,952)	2,024,931	2,452,016

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	90	74,907	157,990	262,786	449,636	47,676

Transfers between variable and fixed accounts, net	291,134	(52,828)	41,816	283,873	445,371	202,770

Contract benefits and terminations (2)	(32,710)	(105,740)	(1,438,234)	(3,567,641)	(796,081)	(765,761)

Contract charges and deductions (2)	(1,616)	(3,550)	(30,857)	(63,672)	(13,743)	(20,953)

Other	269	(70)	318	(165)	(393)	201

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	257,167	(87,281)	(1,268,967)	(3,084,819)	84,790	(536,067)

NET INCREASE (DECREASE) IN NET ASSETS	366,001	(161,295)	537,193	(6,976,771)	2,109,721	1,915,949

NET ASSETS
Beginning of Year or Period	909,918	1,071,213	28,945,758	35,922,529	13,932,340	12,016,391

End of Year or Period	$1,275,919	$909,918	$29,482,951	$28,945,758	$16,042,061	$13,932,340

	Real Estate		Technology		Currency Strategies

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($61,483)	($126,290)	($12,159)	($22,551)	($253)	($543)

Realized gain (loss) on investments	1,147,688	79,096	6,119	17,883	(36)	(264)

Change in net unrealized appreciation (depreciation) on investments	(1,554,614)	2,448,034	70,240	135,916	(1,790)	1,772

Net Increase (Decrease) in Net Assets Resulting from Operations	(468,409)	2,400,840	64,200	131,248	(2,079)	965

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	14,936	165,671	1,577	5,723	-	-

Transfers between variable and fixed accounts, net	(2,289,576)	2,193,449	177,600	80,741	-	(4,872)

Contract benefits and terminations (2)	(737,530)	(1,051,310)	(119,936)	(137,436)	(2,244)	(1,739)

Contract charges and deductions (2)	(9,178)	(18,327)	(1,944)	(3,254)	(31)	(84)

Other	(213)	669	(5)	305	1	-

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,021,561)	1,290,152	57,292	(53,921)	(2,274)	(6,695)

NET INCREASE (DECREASE) IN NET ASSETS	(3,489,970)	3,690,992	121,492	77,327	(4,353)	(5,730)

NET ASSETS
Beginning of Year or Period	11,019,114	7,328,122	1,857,388	1,780,061	43,202	48,932

End of Year or Period	$7,529,144	$11,019,114	$1,978,880	$1,857,388	$38,849	$43,202

(1) Unaudited.

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	F-16

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014

	Equity Long/Short (2)		Global Absolute Return		Precious Metals
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($22)		($664)	($1,632)	($618)	($1,787)

Realized gain (loss) on investments	-		3,118	1,617	(85)	(15,008)

Change in net unrealized appreciation (depreciation) on investments	(133)		(595)	5,938	(1,617)	(6,413)

Net Increase (Decrease) in Net Assets Resulting from Operations	(155)		1,859	5,923	(2,320)	(23,208)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-		-	-	-	1,802

Transfers between variable and fixed accounts, net	33,699		53,983	26,575	15,655	61,295

Contract benefits and terminations (3)	-		(41,025)	(43,860)	(609)	(42,979)

Contract charges and deductions (3)	(4)		(90)	(225)	(96)	(250)

Other	(1)		-	1	-	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	33,694		12,868	(17,509)	14,950	19,869

NET INCREASE (DECREASE) IN NET ASSETS	33,539		14,727	(11,586)	12,630	(3,339)

NET ASSETS
Beginning of Year or Period	-		104,247	115,833	86,208	89,547

End of Year or Period	$33,539		$118,974	$104,247	$98,838	$86,208

	American Funds Asset Allocation		Pacific Dynamix - Conservative Growth		Pacific Dynamix - Moderate Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($73,387)	($138,150)	($8,032)	($11,177)	($26,315)	($51,432)
Realized gain (loss) on investments	11,273	3,842	983	2,204	16,000	1,919
Change in net unrealized appreciation (depreciation) on investments	92,416	565,661	1,779	42,638	41,203	216,206
Net Increase (Decrease) in Net Assets Resulting from Operations	30,302	431,353	(5,270)	33,665	30,888	166,693
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	51,629	569,156	466,500	71,643	610	167,542
Transfers between variable and fixed accounts, net	415,759	2,349,329	9,307	314,735	245,608	295,360
Contract benefits and terminations (3)	(888,492)	(882,099)	(63,130)	(48,844)	(125,035)	(339,481)
Contract charges and deductions (3)	(37,591)	(59,643)	(2,124)	(2,727)	(5,411)	(12,101)
Other	(2)	1,844	(18)	(33)	(5)	(9)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(458,697)	1,978,587	410,535	334,774	115,767	111,311
NET INCREASE (DECREASE) IN NET ASSETS	(428,395)	2,409,940	405,265	368,439	146,655	278,004
NET ASSETS
Beginning of Year or Period	11,969,394	9,559,454	1,087,098	718,659	4,204,416	3,926,412
End of Year or Period	$11,540,999	$11,969,394	$1,492,363	$1,087,098	$4,351,071	$4,204,416
(1)	Unaudited.
(2)	Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).
(3)	Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	F-17

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014

	Pacific Dynamix - Growth		Portfolio Optimization Conservative		Portfolio Optimization Moderate-Conservative

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($24,107)	($45,321)	($240,373)	($530,917)	($334,847)	($733,921)

Realized gain (loss) on investments	5,101	2,184	570,444	717,932	652,590	1,490,386

Change in net unrealized appreciation (depreciation) on investments	77,035	189,249	(67,471)	743,021	217,109	857,620

Net Increase (Decrease) in Net Assets Resulting from Operations	58,029	146,112	262,600	930,036	534,852	1,614,085

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	16,338	38,222	217,280	385,294	231,690	657,546

Transfers between variable and fixed accounts, net	244,008	251,180	(2,219,027)	(2,556,576)	(1,082,991)	(1,645,778)

Contract benefits and terminations (2)	(212,778)	(110,002)	(1,836,965)	(3,359,686)	(2,267,008)	(7,451,030)

Contract charges and deductions (2)	(9,502)	(10,974)	(43,242)	(92,123)	(63,807)	(146,770)

Other	(2)	(10)	(65)	(47)	438	(392)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	38,064	168,416	(3,882,019)	(5,623,138)	(3,181,678)	(8,586,424)

NET INCREASE (DECREASE) IN NET ASSETS	96,093	314,528	(3,619,419)	(4,693,102)	(2,646,826)	(6,972,339)

NET ASSETS
Beginning of Year or Period	3,782,131	3,467,603	40,010,362	44,703,464	55,067,454	62,039,793

End of Year or Period	$3,878,224	$3,782,131	$36,390,943	$40,010,362	$52,420,628	$55,067,454

	Portfolio Optimization Moderate		Portfolio Optimization Growth		Portfolio Optimization Aggressive-Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,079,486)	($2,248,339)	($721,929)	($1,503,404)	($295,231)	($604,476)

Realized gain (loss) on investments	2,057,295	3,243,434	1,732,071	2,785,000	242,776	1,187,048

Change in net unrealized appreciation (depreciation) on investments	1,315,149	4,945,890	891,616	3,139,718	901,610	1,307,395

Net Increase (Decrease) in Net Assets Resulting from Operations	2,292,958	5,940,985	1,901,758	4,421,314	849,155	1,889,967

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,206,968	1,773,492	615,251	717,008	243,566	619,126

Transfers between variable and fixed accounts, net	(2,602,574)	(837,929)	(1,071,252)	(23,084)	768,791	(1,019,698)

Contract benefits and terminations (2)	(6,211,350)	(14,221,282)	(4,500,290)	(11,062,218)	(1,447,026)	(3,496,290)

Contract charges and deductions (2)	(287,829)	(640,981)	(283,839)	(522,261)	(64,577)	(134,737)

Other	(1,781)	(8,570)	457	3,099	(417)	(1,556)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(7,896,566)	(13,935,270)	(5,239,673)	(10,887,456)	(499,663)	(4,033,155)

NET INCREASE (DECREASE) IN NET ASSETS	(5,603,608)	(7,994,285)	(3,337,915)	(6,466,142)	349,492	(2,143,188)

NET ASSETS
Beginning of Year or Period	174,627,395	182,621,680	117,046,652	123,512,794	46,922,368	49,065,556

End of Year or Period	$169,023,787	$174,627,395	$113,708,737	$117,046,652	$47,271,860	$46,922,368

(1)	Unaudited.
(2)	Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	F-18

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year/Period Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year/Period Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year/Period Ended December 31, 2014

	Invesco V.I. Balanced-Risk Allocation Series II		Invesco V.I. Equity and Income Series II (2)		American Century VP Mid Cap Value Class II

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($11,490)	($26,485)	($563)	($68)	$7,174	($1,934)

Realized gain (loss) on investments	454	243,723	(59)	86	86,853	24,582

Change in net unrealized appreciation (depreciation) on investments	5,948	(123,966)	2,027	1,050	(72,137)	90,278

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,088)	93,272	1,405	1,068	21,890	112,926

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	21,530	58,998	-	1,650	80,910	6,110

Transfers between variable and fixed accounts, net	67,796	(1,412,954)	36,010	55,274	(1,410,098)	1,840,893

Contract benefits and terminations (3)	(143,183)	(190,082)	(4,314)	(32)	(72,147)	(21,653)

Contract charges and deductions (3)	(3,149)	(11,142)	(75)	(13)	(1,468)	(1,284)

Other	(10)	(453)	(2)	(5)	143	(88)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(57,016)	(1,555,633)	31,619	56,874	(1,402,660)	1,823,978

NET INCREASE (DECREASE) IN NET ASSETS	(62,104)	(1,462,361)	33,024	57,942	(1,380,770)	1,936,904

NET ASSETS
Beginning of Year or Period	1,821,470	3,283,831	57,942	-	2,295,861	358,957

End of Year or Period	$1,759,366	$1,821,470	$90,966	$57,942	$915,091	$2,295,861

	American Funds IS Capital Income Builder Class 4 (2)		American Funds IS Global Growth Fund Class 4		American Funds IS International Fund Class 4 (4)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$185	$11	($1,030)	$117	$921	$79

Realized gain (loss) on investments	(1)	7	53,700	3,123	40,770	(2)

Change in net unrealized appreciation (depreciation) on investments	(1,296)	(105)	(46,230)	(2,459)	(67,638)	(606)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,112)	(87)	6,440	781	(25,947)	(529)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	-	14	-

Transfers between variable and fixed accounts, net	30,187	5,000	532,952	39,363	755,926	11,812

Contract benefits and terminations (3)	-	-	(14,369)	(10)	(3,806)	-

Contract charges and deductions (3)	(43)	(2)	(307)	(65)	(215)	(12)

Other	(1)	-	(19)	(3)	(72)	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	30,143	4,998	518,257	39,285	751,847	11,799

NET INCREASE (DECREASE) IN NET ASSETS	29,031	4,911	524,697	40,066	725,900	11,270

NET ASSETS
Beginning of Year or Period	4,911	-	49,569	9,503	11,270	-

End of Year or Period	$33,942	$4,911	$574,266	$49,569	$737,170	$11,270

(1)	Unaudited.
(2)	Operations commenced on September 24, 2014.
(3)	Certain prior year numbers have been reclassified to conform to the current year presentation.
(4)	Operations commenced on May 2, 2014.

See Notes to Financial Statements	F-19

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year/Period Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year/Period Ended December 31, 2014

	American Funds IS International Growth and Income Fund Class 4		American Funds IS Managed Risk Asset Allocation Fund Class P2 (2)		American Funds IS New World Fund Class 4

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,965)	$8,108	($3)	($170)	($356)	$244

Realized gain (loss) on investments	1,599	2,839	125	(427)	3,995	1,929

Change in net unrealized appreciation (depreciation) on investments	9,287	(34,903)	(6)	-	(1,006)	(15,240)

Net Increase (Decrease) in Net Assets Resulting from Operations	8,921	(23,956)	116	(597)	2,633	(13,067)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	400	20,733	19,409	-	7	55,013

Transfers between variable and fixed accounts, net	142,612	342,209	(19,409)	623	60,954	55,173

Contract benefits and terminations (3)	(62,628)	(2,054)	-	-	(24)	(1,374)

Contract charges and deductions (3)	(315)	(355)	-	(27)	(107)	(109)

Other	(9)	(31)	1	1	(3)	(6)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	80,060	360,502	1	597	60,827	108,697

NET INCREASE (DECREASE) IN NET ASSETS	88,981	336,546	117	-	63,460	95,630

NET ASSETS
Beginning of Year or Period	362,621	26,075	-	-	96,843	1,213

End of Year or Period	$451,602	$362,621	$117	$-	$160,303	$96,843

	American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4		BlackRock Global Allocation V.I. Class III		BlackRock iShares Alternative Strategies V.I. Class I (4)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,314)	$5,322	($108,150)	$168,476	($170)	$149

Realized gain (loss) on investments	543	(7,700)	35,812	1,613,602	-	15

Change in net unrealized appreciation (depreciation) on investments	3	670	461,272	(1,647,334)	214	(105)

Net Increase (Decrease) in Net Assets Resulting from Operations	(768)	(1,708)	388,934	134,744	44	59

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	6,516	81,603	118,171	-	-

Transfers between variable and fixed accounts, net	(86,144)	395,348	(551,925)	113,676	6,967	21,412

Contract benefits and terminations (3)	(35,433)	(50,656)	(781,850)	(1,445,577)	(106)	-

Contract charges and deductions (3)	(191)	(406)	(31,530)	(60,741)	(21)	(13)

Other	6	(24)	38	177	-	(2)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(121,762)	350,778	(1,283,664)	(1,274,294)	6,840	21,397

NET INCREASE (DECREASE) IN NET ASSETS	(122,530)	349,070	(894,730)	(1,139,550)	6,884	21,456

NET ASSETS
Beginning of Year or Period	389,017	39,947	17,792,838	18,932,388	21,456	-

End of Year or Period	$266,487	$389,017	$16,898,108	$17,792,838	$28,340	$21,456

(1)	Unaudited.
(2)	Operations commenced on May 15, 2014. All units were fully redeemed or transferred on October 15, 2014. Operations resumed on April 22, 2015 (See Note 1 in Notes to Financial Statements).
(3)	Certain prior year numbers have been reclassified to conform to the current year presentation.
(4)	Operations commenced on July 31, 2014.

See Notes to Financial Statements	F-20

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Period Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year/Period Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014

	BlackRock iShares Dynamic Allocation V.I. Class I (2)		Fidelity VIP Contrafund Service Class 2		Fidelity VIP FundsManager 60% Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($25)		($14,608)	($11,186)	($1,220)	($95)

Realized gain (loss) on investments	2		178,281	87,847	8,371	1,735

Change in net unrealized appreciation (depreciation) on investments	4		(70,238)	65,930	(6,328)	1,575

Net Increase (Decrease) in Net Assets Resulting from Operations	(19)		93,435	142,591	823	3,215

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-		55,022	10,951	50	-

Transfers between variable and fixed accounts, net	4,624		773,812	(92,792)	153,261	49,222

Contract benefits and terminations (3)	(75)		(218,446)	(94,913)	(1,938)	(4,900)

Contract charges and deductions (3)	(3)		(1,955)	(2,766)	(447)	(827)

Other	1		(201)	38	(7)	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	4,547		608,232	(179,482)	150,919	43,494

NET INCREASE (DECREASE) IN NET ASSETS	4,528		701,667	(36,891)	151,742	46,709

NET ASSETS
Beginning of Year or Period	-		1,378,267	1,415,158	119,516	72,807

End of Year or Period	$4,528		$2,079,934	$1,378,267	$271,258	$119,516

	Fidelity VIP Money Market Service Class (4)		Fidelity VIP Strategic Income Service Class 2 (5)		First Trust/Dow Jones Dividend & Income Allocation Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($66,692)	($100,746)	($1,190)	$304	($595)	($440)

Realized gain (loss) on investments	-	-	(287)	(1,452)	3,901	44

Change in net unrealized appreciation (depreciation) on investments	-	-	(1,161)	(2,316)	(4,702)	8,267

Net Increase (Decrease) in Net Assets Resulting from Operations	(66,692)	(100,746)	(2,638)	(3,464)	(1,396)	7,871

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	130,924	153,261	-	-	50	-

Transfers between variable and fixed accounts, net	2,661,215	12,340,192	335,163	86,068	109,385	56,112

Contract benefits and terminations (3)	(3,087,637)	(688,328)	(9,041)	(8,160)	(27,739)	(1,752)

Contract charges and deductions (3)	(10,347)	(16,193)	(180)	(261)	(683)	(141)

Other	68	(326)	(13)	-	(6)	(6)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(305,777)	11,788,606	325,929	77,647	81,007	54,213

NET INCREASE (DECREASE) IN NET ASSETS	(372,469)	11,687,860	323,291	74,183	79,611	62,084

NET ASSETS
Beginning of Year or Period	11,687,860	-	74,183	-	132,411	70,327

End of Year or Period	$11,315,391	$11,687,860	$397,474	$74,183	$212,022	$132,411

(1)	Unaudited.
(2)	Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).
(3)	Certain prior year numbers have been reclassified to conform to the current year presentation.
(4)	Operations commenced on April 30, 2014.
(5)	Operations commenced on January 24, 2014.

See Notes to Financial Statements	F-21

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year/Period Ended December 31, 2014

	Franklin Founding Funds Allocation VIP Class 4		Franklin Mutual Global Discovery VIP Class 2		Franklin Rising Dividends VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$46,207	$66,040	($6,541)	$20,821	$7,981	$9,325

Realized gain (loss) on investments	11,848	(81,481)	(3,040)	30,127	103,923	4,034

Change in net unrealized appreciation (depreciation) on investments	(57,884)	3,199	34,326	(33,020)	(121,870)	45,709

Net Increase (Decrease) in Net Assets Resulting from Operations	171	(12,242)	24,745	17,928	(9,966)	59,068

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,300	19,429	100	4,791	35,844	20,366

Transfers between variable and fixed accounts, net	(109,146)	536,532	81,093	247,845	145,845	191,632

Contract benefits and terminations (2)	(83,237)	(349,327)	(54,686)	(67,563)	(88,918)	(92,581)

Contract charges and deductions (2)	(5,076)	(13,928)	(972)	(2,145)	(848)	(2,397)

Other	14	44	186	28	134	69

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(191,145)	192,750	25,721	182,956	92,057	117,089

NET INCREASE (DECREASE) IN NET ASSETS	(190,974)	180,508	50,466	200,884	82,091	176,157

NET ASSETS
Beginning of Year or Period	2,417,397	2,236,889	998,599	797,715	928,746	752,589

End of Year or Period	$2,226,423	$2,417,397	$1,049,065	$998,599	$1,010,837	$928,746

	Templeton Global Bond VIP Class 2		GE Investments Total Return Class 3		Ivy Funds VIP Asset Strategy (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$59,929	$42,155	($6,905)	$3,823	($161)	($86)

Realized gain (loss) on investments	(11,205)	(24,648)	(4,276)	33,219	9,986	(2,027)

Change in net unrealized appreciation (depreciation) on investments	(56,883)	(16,646)	18,727	(297)	(9,728)	(390)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,159)	861	7,546	36,745	97	(2,503)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	820	3,170	-	14,456	50	-

Transfers between variable and fixed accounts, net	(31,194)	370,655	205,914	209,164	20,315	41,035

Contract benefits and terminations (2)	(119,031)	(113,520)	(296,244)	(57,119)	-	-

Contract charges and deductions (2)	(825)	(2,205)	(3,292)	(4,383)	(101)	(32)

Other	5	(26)	(1)	(11)	(1)	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(150,225)	258,074	(93,623)	162,107	20,263	41,002

NET INCREASE (DECREASE) IN NET ASSETS	(158,384)	258,935	(86,077)	198,852	20,360	38,499

NET ASSETS
Beginning of Year or Period	1,011,338	752,403	1,194,272	995,420	38,499	-

End of Year or Period	$852,954	$1,011,338	$1,108,195	$1,194,272	$58,859	$38,499

(1)	Unaudited.
(2)	Certain prior year numbers have been reclassified to conform to the current year presentation.
(3)	Operations commenced on May 15, 2014.

See Notes to Financial Statements	F-22

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year/Period Ended December 31, 2014	Period Ended June 30, 2015 (1)	Period Ended December 31, 2014

	Ivy Funds VIP Energy (2)		Janus Aspen Series Balanced Service Shares		Janus Aspen Series Flexible Bond Service Shares (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($10)		$9,065	$8,840	($256)	$150

Realized gain (loss) on investments	31		117,635	72,482	262	(1)

Change in net unrealized appreciation (depreciation) on investments	(671)		(119,205)	110,411	(183)	(101)

Net Increase (Decrease) in Net Assets Resulting from Operations	(650)		7,495	191,733	(177)	48

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-		6,592	14,281	-	-

Transfers between variable and fixed accounts, net	7,507		322,672	603,831	(52,555)	92,020

Contract benefits and terminations (4)	-		(269,551)	(122,306)	(1,118)	(37)

Contract charges and deductions (4)	(2)		(4,741)	(10,488)	(70)	(5)

Other	-		(41)	(38)	2	(3)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	7,505		54,931	485,280	(53,741)	91,975

NET INCREASE (DECREASE) IN NET ASSETS	6,855		62,426	677,013	(53,918)	92,023
NET ASSETS
Beginning of Year or Period	-		3,258,910	2,581,897	92,023	-

End of Year or Period	$6,855		$3,321,336	$3,258,910	$38,105	$92,023

	Lord Abbett Bond Debenture Class VC		Lord Abbett International Core Equity Class VC (5)		Lord Abbett Total Return Class VC (6)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($4,825)	$20,375	($684)	$105	($494)	$2,932

Realized gain (loss) on investments	(11,843)	9,416	(496)	284	(1,635)	787

Change in net unrealized appreciation (depreciation) on investments	33,108	(20,705)	(4,457)	(783)	2,191	(2,551)

Net Increase (Decrease) in Net Assets Resulting from Operations	16,440	9,086	(5,637)	(394)	62	1,168

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	1,597	-	-	-	-

Transfers between variable and fixed accounts, net	306,915	272,073	193,671	12,218	(137,765)	181,396

Contract benefits and terminations (4)	(101,981)	(50,624)	(223)	-	(2,469)	(1,619)

Contract charges and deductions (4)	(647)	(763)	(84)	(5)	(78)	(78)

Other	(13)	(19)	(8)	(1)	5	(14)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	204,274	222,264	193,356	12,212	(140,307)	179,685

NET INCREASE (DECREASE) IN NET ASSETS	220,714	231,350	187,719	11,818	(140,245)	180,853

NET ASSETS
Beginning of Year or Period	525,473	294,123	11,818	-	180,853	-

End of Year or Period	$746,187	$525,473	$199,537	$11,818	$40,608	$180,853

(1)	Unaudited.
(2)	Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).
(3)	Operations commenced on October 13, 2014.
(4)	Certain prior year numbers have been reclassified to conform to the current year presentation.
(5)	Operations commenced on November 5, 2014.
(6)	Operations commenced on August 13, 2014.

See Notes to Financial Statements	F-23

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Period Ended December 31, 2014

	MFS Total Return Series - Service Class		MFS Utilities Series - Service Class		PIMCO All Asset All Authority - Advisor Class (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($3,933)	$1,984	($3,707)	$7,557	$431	$6,871

Realized gain (loss) on investments	68	17,438	(18,318)	24,092	(12,942)	61

Change in net unrealized appreciation (depreciation) on investments	6,430	14,449	(3,576)	11,252	10,753	(23,482)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,565	33,871	(25,601)	42,901	(1,758)	(16,550)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	50	16,343	-	29,597	-	-

Transfers between variable and fixed accounts, net	24,327	63,944	(918,836)	1,456,337	49,868	209,497

Contract benefits and terminations (3)	(27,079)	(19,764)	(133,265)	(57,544)	(88,564)	(28)

Contract charges and deductions (3)	(853)	(1,385)	(555)	(1,267)	(122)	(149)

Other	-	(2)	25	10	-	(11)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,555)	59,136	(1,052,631)	1,427,133	(38,818)	209,309

NET INCREASE (DECREASE) IN NET ASSETS	(990)	93,007	(1,078,232)	1,470,034	(40,576)	192,759

NET ASSETS
Beginning of Year or Period	630,370	537,363	1,492,289	22,255	192,759	-

End of Year or Period	$629,380	$630,370	$414,057	$1,492,289	$152,183	$192,759

	PIMCO CommodityRealReturn Strategy - Advisor Class		Van Eck VIP Global Hard Assets Class S
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$249	($79)	($673)	($2,437)

Realized gain (loss) on investments	(1,966)	(238)	(20,597)	(20,406)

Change in net unrealized appreciation (depreciation) on investments	1,808	(1,513)	9,001	(21,971)

Net Increase (Decrease) in Net Assets Resulting from Operations	91	(1,830)	(12,269)	(44,814)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	7,918

Transfers between variable and fixed accounts, net	13,191	4,254	17,584	43,257

Contract benefits and terminations (3)	(3,632)	(703)	(40,973)	(73,734)

Contract charges and deductions (3)	(11)	(19)	(91)	(300)

Other	-	1	(1)	23

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	9,548	3,533	(23,481)	(22,836)

NET INCREASE (DECREASE) IN NET ASSETS	9,639	1,703	(35,750)	(67,650)

NET ASSETS
Beginning of Year or Period	6,874	5,171	89,440	157,090

End of Year or Period	$16,513	$6,874	$53,690	$89,440

(1)	Unaudited.
(2)	Operations commenced on May 15, 2014.
(3)	Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	F-24

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratios (2)	Expense Ratios (3)	Total Returns (4)
Diversified Bond
01/01/2015 - 06/30/2015 (Unaudited)	$13.27	179,916	$2,387,188	0.00%	1.25%	(0.25%)
2014	13.30	157,416	2,093,965	0.00%	1.25%	6.36%
2013	12.51	156,958	1,963,073	0.00%	1.25%	(2.38%)
2012	12.81	212,545	2,723,005	2.66%	1.25%	7.02%
2011	11.97	304,295	3,642,786	6.64%	1.25%	4.63%
2010	11.44	3,686,019	42,174,409	3.08%	1.25%	6.70%
Floating Rate Income
01/01/2015 - 06/30/2015 (Unaudited)	$10.21	69,960	$714,026	0.00%	1.25%	1.52%
2014	10.05	68,287	686,500	0.00%	1.25%	(0.84%)
06/26/2013 - 12/31/2013	10.14	45,171	457,956	0.00%	1.25%	2.67%
Floating Rate Loan
01/01/2015 - 06/30/2015 (Unaudited)	$9.95	213,685	$2,126,597	0.00%	1.25%	1.34%
2014	9.82	235,059	2,308,336	0.00%	1.25%	(0.41%)
2013	9.86	293,722	2,896,435	0.00%	1.25%	3.23%
2012	9.55	248,885	2,377,439	4.97%	1.25%	6.75%
2011	8.95	359,882	3,220,301	14.14%	1.25%	1.23%
2010	8.84	1,922,479	16,992,984	4.75%	1.25%	5.94%
High Yield Bond
01/01/2015 - 06/30/2015 (Unaudited)	$44.71	525,648	$23,499,396	0.00%	1.25%	2.58%
2014	43.58	521,581	22,730,346	0.00%	1.25%	(0.87%)
2013	43.96	632,839	27,821,994	0.00%	1.25%	5.91%
2012	41.51	712,270	29,565,434	6.75%	1.25%	13.86%
2011	36.46	735,377	26,808,303	10.35%	1.25%	2.14%
2010	35.69	1,235,013	44,081,453	7.60%	1.25%	13.10%
Inflation Managed
01/01/2015 - 06/30/2015 (Unaudited)	$36.64	529,757	$19,412,594	0.00%	1.25%	(0.93%)
2014	36.99	572,343	21,169,306	0.00%	1.25%	1.83%
2013	36.32	656,381	23,841,361	0.00%	1.25%	(10.05%)
2012	40.38	834,406	33,693,844	2.29%	1.25%	8.50%
2011	37.22	930,089	34,615,529	4.20%	1.25%	10.47%
2010	33.69	2,637,433	88,857,498	1.98%	1.25%	7.43%
Inflation Strategy
01/01/2015 - 06/30/2015 (Unaudited)	$9.97	24,059	$239,942	0.00%	1.25%	(1.18%)
2014	10.09	26,990	272,380	0.00%	1.25%	1.06%
2013	9.99	24,394	243,603	0.00%	1.25%	(10.59%)
2012	11.17	21,028	234,860	0.28%	1.25%	4.20%
06/28/2011 - 12/31/2011	10.72	46,129	494,462	4.03%	1.25%	6.78%
Managed Bond
01/01/2015 - 06/30/2015 (Unaudited)	$41.08	1,285,399	$52,803,677	0.00%	1.25%	(0.24%)
2014	41.18	1,377,752	56,735,458	0.00%	1.25%	3.14%
2013	39.93	1,551,193	61,935,745	0.00%	1.25%	(3.42%)
2012	41.34	1,851,232	76,533,958	4.98%	1.25%	9.34%
2011	37.81	2,155,475	81,497,092	4.47%	1.25%	2.55%
2010	36.87	4,234,652	156,120,903	3.55%	1.25%	7.61%
Short Duration Bond
01/01/2015 - 06/30/2015 (Unaudited)	$10.97	286,122	$3,137,819	0.00%	1.25%	0.05%
2014	10.96	369,395	4,049,002	0.00%	1.25%	(0.58%)
2013	11.03	443,908	4,894,225	0.00%	1.25%	(0.85%)
2012	11.12	390,496	4,342,286	0.76%	1.25%	1.91%
2011	10.91	449,655	4,906,595	1.73%	1.25%	(0.38%)
2010	10.95	2,525,202	27,658,912	1.48%	1.25%	2.12%
Emerging Markets Debt
01/01/2015 - 06/30/2015 (Unaudited)	$9.76	19,055	$185,978	0.00%	1.25%	1.40%
2014	9.63	24,695	237,699	0.00%	1.25%	(5.02%)
2013	10.13	23,222	235,337	0.00%	1.25%	(7.60%)
05/15/2012 - 12/31/2012	10.97	7,276	79,797	7.59%	1.25%	11.57%
American Funds Growth
01/01/2015 - 06/30/2015 (Unaudited)	$19.72	444,176	$8,760,393	0.00%	1.25%	5.06%
2014	18.77	412,183	7,738,209	0.00%	1.25%	6.88%
2013	17.57	467,343	8,208,890	0.00%	1.25%	28.02%
2012	13.72	516,622	7,088,250	0.16%	1.25%	15.99%
2011	11.83	668,236	7,904,584	0.13%	1.25%	(5.84%)
2010 (5)	12.56	1,574,473	19,779,551	0.00%	1.25%	16.79%

See Notes to Financial Statements	F-25	See explanation of references on Page F-32

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratios (2)	Expense Ratios (3)	Total Returns (4)
American Funds Growth-Income
01/01/2015 - 06/30/2015 (Unaudited)	$18.04	524,652	$9,464,921	0.00%	1.25%	2.19%
2014	17.65	552,012	9,745,177	0.00%	1.25%	8.97%
2013	16.20	663,178	10,744,346	0.00%	1.25%	31.34%
2012	12.34	657,753	8,113,568	1.08%	1.25%	15.61%
2011	10.67	764,776	8,160,179	0.53%	1.25%	(3.45%)
2010 (5)	11.05	2,193,802	24,244,117	0.00%	1.25%	9.65%
Comstock
01/01/2015 - 06/30/2015 (Unaudited)	$16.82	296,303	$4,982,809	0.00%	1.25%	0.19%
2014	16.78	325,692	5,466,564	0.00%	1.25%	7.80%
2013	15.57	503,064	7,832,487	0.00%	1.25%	33.90%
2012	11.63	463,668	5,391,400	1.97%	1.25%	17.07%
2011	9.93	469,998	4,668,281	2.75%	1.25%	(3.32%)
2010	10.27	3,093,025	31,776,612	1.23%	1.25%	13.99%
Dividend Growth
01/01/2015 - 06/30/2015 (Unaudited)	$18.39	438,133	$8,055,336	0.00%	1.25%	0.62%
2014	18.27	489,775	8,949,414	0.00%	1.25%	10.71%
2013	16.50	548,398	9,051,055	0.00%	1.25%	28.50%
2012	12.84	610,856	7,845,999	1.61%	1.25%	13.13%
2011	11.35	707,240	8,030,009	2.05%	1.25%	1.99%
2010	11.13	1,858,339	20,687,941	1.03%	1.25%	9.40%
Equity Index
01/01/2015 - 06/30/2015 (Unaudited)	$62.99	989,495	$62,328,848	0.00%	1.25%	0.50%
2014	62.68	1,047,351	65,647,435	0.00%	1.25%	11.98%
2013	55.98	1,129,437	63,221,550	0.00%	1.25%	30.28%
2012	42.97	1,256,079	53,967,929	2.29%	1.25%	14.33%
2011	37.58	1,423,314	53,489,489	2.35%	1.25%	0.56%
2010	37.37	2,287,042	85,469,973	1.82%	1.25%	13.38%
Focused Growth
01/01/2015 - 06/30/2015 (Unaudited)	$19.80	302,539	$5,991,228	0.00%	1.25%	6.40%
2014	18.61	240,919	4,484,114	0.00%	1.25%	8.71%
2013	17.12	290,357	4,971,352	0.00%	1.25%	31.86%
2012	12.99	331,909	4,309,865	0.00%	1.25%	21.67%
2011	10.67	363,025	3,874,223	0.00%	1.25%	(10.82%)
2010	11.97	545,899	6,532,376	0.00%	1.25%	8.98%
Growth
01/01/2015 - 06/30/2015 (Unaudited)	$58.39	1,107,432	$64,657,563	0.00%	1.25%	3.13%
2014	56.61	1,147,607	64,967,162	0.00%	1.25%	7.52%
2013	52.65	1,300,050	68,447,076	0.00%	1.25%	32.54%
2012	39.72	1,517,528	60,279,707	0.87%	1.25%	16.77%
2011	34.02	1,726,137	58,721,370	0.94%	1.25%	(7.22%)
2010	36.67	2,369,940	86,901,471	1.08%	1.25%	9.86%
Large-Cap Growth
01/01/2015 - 06/30/2015 (Unaudited)	$11.95	422,643	$5,049,668	0.00%	1.25%	5.24%
2014	11.35	361,377	4,102,832	0.00%	1.25%	7.08%
2013	10.60	398,220	4,222,062	0.00%	1.25%	35.77%
2012	7.81	638,639	4,987,087	0.00%	1.25%	16.76%
2011	6.69	495,705	3,315,272	0.00%	1.25%	(0.19%)
2010	6.70	2,856,504	19,139,717	0.00%	1.25%	13.11%
Large-Cap Value
01/01/2015 - 06/30/2015 (Unaudited)	$22.86	628,470	$14,369,239	0.00%	1.25%	(0.26%)
2014	22.92	682,216	15,638,752	0.00%	1.25%	10.12%
2013	20.82	828,977	17,257,377	0.00%	1.25%	30.61%
2012	15.94	866,337	13,807,894	1.91%	1.25%	14.95%
2011	13.86	983,820	13,640,446	3.36%	1.25%	3.42%
2010	13.41	3,814,488	51,138,304	1.49%	1.25%	7.73%
Long/Short Large-Cap
01/01/2015 - 06/30/2015 (Unaudited)	$15.71	110,776	$1,740,373	0.00%	1.25%	0.65%
2014	15.61	191,810	2,994,010	0.00%	1.25%	14.09%
2013	13.68	122,492	1,675,887	0.00%	1.25%	33.45%
2012	10.25	94,598	969,827	0.67%	1.25%	16.62%
2011	8.79	135,336	1,189,768	1.31%	1.25%	(3.81%)
2010	9.14	2,344,045	21,423,569	0.83%	1.25%	10.83%

See Notes to Financial Statements	F-26	See explanation of references on Page F-32

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratios (2)	Expense Ratios (3)	Total Returns (4)
Main Street Core
01/01/2015 - 06/30/2015 (Unaudited)	$54.02	1,324,824	$71,567,892	0.00%	1.25%	1.76%
2014	53.09	1,437,303	76,304,562	0.00%	1.25%	9.44%
2013	48.51	1,599,031	77,568,849	0.00%	1.25%	30.13%
2012	37.28	1,825,641	68,055,589	1.01%	1.25%	15.56%
2011	32.26	2,052,310	66,202,453	1.08%	1.25%	(0.77%)
2010	32.51	2,799,029	90,989,994	1.04%	1.25%	14.70%
Mid-Cap Equity
01/01/2015 - 06/30/2015 (Unaudited)	$32.32	432,373	$13,972,720	0.00%	1.25%	3.24%
2014	31.30	455,022	14,242,838	0.00%	1.25%	2.93%
2013	30.41	557,139	16,942,520	0.00%	1.25%	34.52%
2012	22.61	598,737	13,535,110	0.65%	1.25%	6.01%
2011	21.32	699,961	14,926,065	0.53%	1.25%	(6.57%)
2010	22.82	1,758,352	40,131,438	0.92%	1.25%	21.96%
Mid-Cap Growth
01/01/2015 - 06/30/2015 (Unaudited)	$14.59	587,198	$8,569,661	0.00%	1.25%	2.89%
2014	14.18	529,256	7,506,759	0.00%	1.25%	7.15%
2013	13.24	619,568	8,201,651	0.00%	1.25%	31.44%
2012	10.07	722,400	7,275,748	0.38%	1.25%	6.15%
2011	9.49	959,104	9,099,661	0.00%	1.25%	(8.95%)
2010	10.42	2,431,397	25,336,155	0.19%	1.25%	31.66%
Mid-Cap Value
01/01/2015 - 06/30/2015 (Unaudited)	$22.96	72,318	$1,660,447	0.00%	1.25%	(0.22%)
2014	23.01	76,776	1,766,657	0.00%	1.25%	5.17%
2013	21.88	160,813	3,518,436	0.00%	1.25%	32.23%
2012	16.55	62,383	1,032,187	1.36%	1.25%	13.06%
2011	14.63	48,038	703,010	4.98%	1.25%	(6.86%)
2010	15.71	1,054,128	16,562,010	1.01%	1.25%	19.69%
Small-Cap Equity
01/01/2015 - 06/30/2015 (Unaudited)	$22.99	98,699	$2,269,248	0.00%	1.25%	0.21%
2014	22.94	71,786	1,646,961	0.00%	1.25%	0.45%
2013	22.84	95,166	2,173,653	0.00%	1.25%	33.77%
2012	17.07	63,526	1,084,656	1.43%	1.25%	14.48%
2011	14.91	91,484	1,364,385	1.24%	1.25%	(4.58%)
2010	15.63	866,847	13,548,201	0.73%	1.25%	18.62%
Small-Cap Growth
01/01/2015 - 06/30/2015 (Unaudited)	$19.51	507,238	$9,896,242	0.00%	1.25%	9.97%
2014	17.74	440,758	7,819,672	0.00%	1.25%	(0.88%)
2013	17.90	539,359	9,653,582	0.00%	1.25%	32.21%
2012	13.54	581,838	7,876,974	0.08%	1.25%	11.46%
2011	12.15	710,221	8,626,275	0.00%	1.25%	(4.30%)
2010	12.69	1,333,115	16,918,868	0.00%	1.25%	24.45%
Small-Cap Index
01/01/2015 - 06/30/2015 (Unaudited)	$27.48	428,048	$11,761,648	0.00%	1.25%	3.82%
2014	26.47	459,619	12,163,973	0.00%	1.25%	3.09%
2013	25.67	606,957	15,581,681	0.00%	1.25%	36.56%
2012	18.80	632,785	11,895,700	1.01%	1.25%	14.69%
2011	16.39	727,543	11,925,516	0.54%	1.25%	(5.69%)
2010	17.38	956,268	16,621,056	0.87%	1.25%	24.85%
Small-Cap Value
01/01/2015 - 06/30/2015 (Unaudited)	$35.37	169,478	$5,994,389	0.00%	1.25%	1.45%
2014	34.87	180,447	6,291,372	0.00%	1.25%	4.33%
2013	33.42	212,234	7,092,570	0.00%	1.25%	30.84%
2012	25.54	213,076	5,442,185	1.91%	1.25%	9.71%
2011	23.28	258,499	6,018,034	1.54%	1.25%	1.04%
2010	23.04	621,102	14,311,187	2.08%	1.25%	23.78%
Value Advantage
01/01/2015 - 06/30/2015 (Unaudited)	$13.06	22,731	$296,908	0.00%	1.25%	0.03%
2014	13.06	109,082	1,424,394	0.00%	1.25%	12.73%
08/15/2013 - 12/31/2013	11.58	12,290	142,365	0.00%	1.25%	10.00%
Emerging Markets
01/01/2015 - 06/30/2015 (Unaudited)	$31.90	426,466	$13,603,124	0.00%	1.25%	(1.37%)
2014	32.34	442,233	14,302,345	0.00%	1.25%	(6.18%)
2013	34.47	487,635	16,808,772	0.00%	1.25%	7.40%
2012	32.10	613,911	19,704,007	0.75%	1.25%	20.01%
2011	26.74	642,901	17,193,756	1.75%	1.25%	(18.98%)
2010	33.01	1,343,082	44,336,387	1.10%	1.25%	25.44%

See Notes to Financial Statements	F-27	See explanation of references on Page F-32

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratios (2)	Expense Ratios (3)	Total Returns (4)
International Large-Cap
01/01/2015 - 06/30/2015 (Unaudited)	$13.31	840,389	$11,185,688	0.00%	1.25%	6.30%
2014	12.52	830,548	10,399,977	0.00%	1.25%	(6.20%)
2013	13.35	948,003	12,655,757	0.00%	1.25%	16.95%
2012	11.41	1,113,642	12,711,919	1.51%	1.25%	21.01%
2011	9.43	1,266,553	11,947,484	3.15%	1.25%	(11.23%)
2010	10.63	3,981,627	42,311,463	1.07%	1.25%	9.01%
International Small-Cap
01/01/2015 - 06/30/2015 (Unaudited)	$11.88	107,393	$1,275,919	0.00%	1.25%	11.10%
2014	10.69	85,088	909,918	0.00%	1.25%	(3.63%)
2013	11.10	96,535	1,071,213	0.00%	1.25%	26.50%
2012	8.77	160,574	1,408,567	3.62%	1.25%	17.95%
2011	7.44	125,270	931,632	6.23%	1.25%	(13.35%)
2010	8.58	1,510,280	12,963,051	2.59%	1.25%	23.31%
International Value
01/01/2015 - 06/30/2015 (Unaudited)	$17.97	1,641,058	$29,482,951	0.00%	1.25%	6.23%
2014	16.91	1,711,612	28,945,758	0.00%	1.25%	(11.66%)
2013	19.14	1,876,566	35,922,529	0.00%	1.25%	20.17%
2012	15.93	2,135,574	34,018,696	3.36%	1.25%	16.35%
2011	13.69	2,383,394	32,630,746	7.68%	1.25%	(13.99%)
2010	15.92	3,749,310	59,678,140	2.61%	1.25%	1.31%
Health Sciences
01/01/2015 - 06/30/2015 (Unaudited)	$41.86	383,261	$16,042,061	0.00%	1.25%	14.19%
2014	36.65	380,104	13,932,340	0.00%	1.25%	22.99%
2013	29.80	403,193	12,016,391	0.00%	1.25%	54.55%
2012	19.28	359,843	6,939,238	0.00%	1.25%	24.12%
2011	15.54	357,009	5,546,915	0.00%	1.25%	10.55%
2010	14.05	369,573	5,194,074	0.00%	1.25%	21.81%
Real Estate
01/01/2015 - 06/30/2015 (Unaudited)	$47.58	158,255	$7,529,144	0.00%	1.25%	(6.63%)
2014	50.96	216,248	11,019,114	0.00%	1.25%	28.97%
2013	39.51	185,476	7,328,122	0.00%	1.25%	0.45%
2012	39.33	219,620	8,638,332	1.13%	1.25%	14.76%
2011	34.27	246,289	8,441,163	0.00%	1.25%	4.81%
2010	32.70	462,474	15,123,360	1.32%	1.25%	28.92%
Technology
01/01/2015 - 06/30/2015 (Unaudited)	$8.20	241,291	$1,978,880	0.00%	1.25%	3.65%
2014	7.91	234,735	1,857,388	0.00%	1.25%	8.49%
2013	7.29	244,057	1,780,061	0.00%	1.25%	20.98%
2012	6.03	317,059	1,911,521	0.00%	1.25%	5.80%
2011	5.70	364,427	2,076,604	0.00%	1.25%	(6.08%)
2010	6.07	574,639	3,486,400	0.00%	1.25%	20.00%
Currency Strategies
01/01/2015 - 06/30/2015 (Unaudited)	$9.80	3,963	$38,849	0.00%	1.25%	(5.03%)
2014	10.32	4,185	43,202	0.00%	1.25%	2.24%
2013	10.10	4,847	48,932	0.00%	1.25%	2.43%
11/08/2012 - 12/31/2012	9.86	311	3,063	0.00%	1.25%	0.96%
Equity Long/Short (6)
06/10/2015 - 06/30/2015 (Unaudited)	$10.06	3,334	$33,539	0.00%	1.25%	(0.46%)
Global Absolute Return
01/01/2015 - 06/30/2015 (Unaudited)	$10.41	11,426	$118,974	0.00%	1.25%	2.39%
2014	10.17	10,250	104,247	0.00%	1.25%	4.71%
2013	9.71	11,926	115,833	0.00%	1.25%	(2.38%)
12/14/2012 - 12/31/2012	9.95	841	8,366	0.00%	1.25%	0.52%
Precious Metals
01/01/2015 - 06/30/2015 (Unaudited)	$3.81	25,959	$98,838	0.00%	1.25%	(2.98%)
2014	3.92	21,968	86,208	0.00%	1.25%	(9.13%)
2013	4.32	20,735	89,547	0.00%	1.25%	(49.47%)
11/08/2012 - 12/31/2012	8.55	756	6,464	0.00%	1.25%	(10.68%)
American Funds Asset Allocation
01/01/2015 - 06/30/2015 (Unaudited)	$20.49	563,311	$11,540,999	0.00%	1.25%	0.19%
2014	20.45	585,334	11,969,394	0.00%	1.25%	3.83%
2013	19.69	485,400	9,559,454	0.00%	1.25%	21.75%
2012	16.18	170,975	2,765,600	2.00%	1.25%	14.27%
2011	14.15	89,909	1,272,656	3.18%	1.25%	(0.33%)
2010	14.20	89,750	1,274,548	0.00%	1.25%	10.65%

See Notes to Financial Statements	F-28	See explanation of references on Page F-32

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratios (2)	Expense Ratios (3)	Total Returns (4)
Pacific Dynamix - Conservative Growth
01/01/2015 - 06/30/2015 (Unaudited)	$15.30	97,533	$1,492,363	0.00%	1.25%	0.30%
2014	15.26	71,259	1,087,098	0.00%	1.25%	4.19%
2013	14.64	49,082	718,659	0.00%	1.25%	8.03%
2012	13.55	66,290	898,444	1.45%	1.25%	8.06%
2011	12.54	76,388	958,115	2.57%	1.25%	1.64%
2010	12.34	77,191	952,544	2.77%	1.25%	8.91%
Pacific Dynamix - Moderate Growth
01/01/2015 - 06/30/2015 (Unaudited)	$17.13	254,048	$4,351,071	0.00%	1.25%	0.83%
2014	16.99	247,534	4,204,416	0.00%	1.25%	4.22%
2013	16.30	240,931	3,926,412	0.00%	1.25%	13.52%
2012	14.36	197,044	2,828,709	1.29%	1.25%	10.35%
2011	13.01	201,839	2,625,781	2.66%	1.25%	(0.77%)
2010	13.11	145,899	1,912,718	2.15%	1.25%	10.53%
Pacific Dynamix - Growth
01/01/2015 - 06/30/2015 (Unaudited)	$19.05	203,590	$3,878,224	0.00%	1.25%	1.44%
2014	18.78	201,407	3,782,131	0.00%	1.25%	4.12%
2013	18.04	192,266	3,467,603	0.00%	1.25%	19.48%
2012	15.09	201,445	3,040,731	1.51%	1.25%	12.34%
2011	13.44	181,455	2,438,039	1.80%	1.25%	(3.06%)
2010	13.86	118,153	1,637,677	1.79%	1.25%	12.41%
Portfolio Optimization Conservative
01/01/2015 - 06/30/2015 (Unaudited)	$11.21	3,245,535	$36,390,943	0.00%	1.25%	0.59%
2014	11.15	3,589,424	40,010,362	0.00%	1.25%	2.11%
2013	10.92	4,094,974	44,703,464	0.00%	1.25%	1.76%
2012	10.73	4,776,681	51,245,429	2.29%	1.25%	8.74%
05/05/2011 - 12/31/2011	9.87	5,675,987	55,997,382	1.66%	1.25%	(0.92%)
Portfolio Optimization Moderate-Conservative
01/01/2015 - 06/30/2015 (Unaudited)	$11.72	4,471,982	$52,420,628	0.00%	1.25%	0.96%
2014	11.61	4,742,723	55,067,454	0.00%	1.25%	2.74%
2013	11.30	5,489,534	62,039,793	0.00%	1.25%	6.82%
2012	10.58	6,295,721	66,607,864	2.23%	1.25%	10.26%
05/03/2011 - 12/31/2011	9.60	6,744,174	64,710,347	1.42%	1.25%	(3.85%)
Portfolio Optimization Moderate
01/01/2015 - 06/30/2015 (Unaudited)	$12.11	13,954,416	$169,023,787	0.00%	1.25%	1.27%
2014	11.96	14,600,136	174,627,395	0.00%	1.25%	3.32%
2013	11.58	15,775,486	182,621,680	0.00%	1.25%	11.34%
2012	10.40	17,108,972	177,889,202	1.96%	1.25%	11.54%
05/03/2011 - 12/31/2011	9.32	18,669,940	174,038,828	1.28%	1.25%	(6.46%)
Portfolio Optimization Growth
01/01/2015 - 06/30/2015 (Unaudited)	$12.49	9,107,400	$113,708,737	0.00%	1.25%	1.61%
2014	12.29	9,525,267	117,046,652	0.00%	1.25%	3.78%
2013	11.84	10,431,350	123,512,794	0.00%	1.25%	16.00%
2012	10.21	11,293,959	115,279,322	1.65%	1.25%	12.60%
05/12/2011 - 12/31/2011	9.06	12,996,189	117,809,128	1.00%	1.25%	(8.24%)
Portfolio Optimization Aggressive-Growth
01/01/2015 - 06/30/2015 (Unaudited)	$12.63	3,742,265	$47,271,860	0.00%	1.25%	1.82%
2014	12.41	3,782,227	46,922,368	0.00%	1.25%	3.98%
2013	11.93	4,112,410	49,065,556	0.00%	1.25%	19.36%
2012	10.00	4,500,011	44,980,538	1.33%	1.25%	13.74%
06/24/2011 - 12/31/2011	8.79	5,335,357	46,889,899	0.85%	1.25%	(5.93%)
Invesco V.I. Balanced-Risk Allocation Series II
01/01/2015 - 06/30/2015 (Unaudited)	$16.98	103,604	$1,759,366	0.00%	1.25%	(0.21%)
2014	17.02	107,036	1,821,470	0.00%	1.25%	4.40%
2013	16.30	201,455	3,283,831	1.11%	1.25%	0.16%
2012	16.27	483,083	7,862,040	0.80%	1.25%	9.26%
2011	14.90	421,863	6,283,686	0.06%	1.25%	9.24%
2010	13.63	19,477	265,562	0.14%	1.25%	7.96%
Invesco V.I. Equity and Income Series II
01/01/2015 - 06/30/2015 (Unaudited)	$10.60	8,578	$90,966	0.00%	1.25%	0.59%
09/24/2014 - 12/31/2014	10.54	5,497	57,942	0.38%	1.25%	0.68%
American Century VP Mid Cap Value Class II
01/01/2015 - 06/30/2015 (Unaudited)	$14.45	63,347	$915,091	2.08%	1.25%	0.10%
2014	14.43	159,093	2,295,861	1.00%	1.25%	14.79%
03/12/2013 - 12/31/2013	12.57	28,554	358,957	1.39%	1.25%	17.27%

See Notes to Financial Statements	F-29	See explanation of references on Page F-32

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (2)	Expense Ratios (3)	Total Returns (4)
American Funds IS Capital Income Builder Class 4
01/01/2015 - 06/30/2015 (Unaudited)	$9.91	3,425	$33,942	4.76%	1.25%	0.16%
09/24/2014 - 12/31/2014	9.90	496	4,911	2.06%	1.25%	(1.74%)
American Funds IS Global Growth Fund Class 4
01/01/2015 - 06/30/2015 (Unaudited)	$11.44	50,192	$574,266	0.64%	1.25%	7.24%
2014	10.67	4,646	49,569	1.58%	1.25%	0.75%
11/18/2013 - 12/31/2013	10.59	897	9,503	See Note (7)	1.25%	4.47%
American Funds IS International Fund Class 4
01/01/2015 - 06/30/2015 (Unaudited)	$10.01	73,674	$737,170	1.98%	1.25%	4.62%
05/02/2014 - 12/31/2014	9.56	1,178	11,270	2.26%	1.25%	(4.49%)
American Funds IS International Growth and Income Fund Class 4
01/01/2015 - 06/30/2015 (Unaudited)	$10.06	44,894	$451,602	0.26%	1.25%	2.75%
2014	9.79	37,039	362,621	4.80%	1.25%	(4.59%)
11/18/2013 - 12/31/2013	10.26	2,541	26,075	See Note (7)	1.25%	2.15%
American Funds IS Managed Risk Asset Allocation Fund Class P2 (8)
04/22/2015 - 06/30/2015 (Unaudited)	$10.41	11	$117	0.36%	1.25%	(2.14%)
05/15/2014 - 10/15/2014	10.01	0	0	0.02%	1.25%	(1.85%)
American Funds IS New World Fund Class 4
01/01/2015 - 06/30/2015 (Unaudited)	$9.53	16,827	$160,303	0.73%	1.25%	3.30%
2014	9.22	10,501	96,843	1.59%	1.25%	(9.27%)
11/01/2013 - 12/31/2013	10.17	119	1,213	See Note (7)	1.25%	1.65%
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4
01/01/2015 - 06/30/2015 (Unaudited)	$10.19	26,153	$266,487	0.19%	1.25%	(0.08%)
2014	10.20	38,148	389,017	3.42%	1.25%	3.45%
12/31/2013 - 12/31/2013	9.86	4,053	39,947	0.00%	1.25%	0.00%
BlackRock Global Allocation V.I. Class III
01/01/2015 - 06/30/2015 (Unaudited)	$12.31	1,372,698	$16,898,108	0.00%	1.25%	2.26%
2014	12.04	1,478,011	17,792,838	2.16%	1.25%	0.67%
2013	11.96	1,583,145	18,932,388	1.05%	1.25%	12.99%
2012	10.58	1,723,178	18,237,147	1.42%	1.25%	8.60%
2011	9.75	1,889,691	18,416,074	2.29%	1.25%	(4.83%)
2010	10.24	1,899,483	19,451,951	1.14%	1.25%	8.40%
BlackRock iShares Alterative V.I. Class I Class I
01/01/2015 - 06/30/2015 (Unaudited)	$10.32	2,746	$28,340	0.00%	1.25%	0.84%
07/31/2014 - 12/31/2014	10.24	2,096	21,456	2.90%	1.25%	0.27%
BlackRock iShares Dynamic Allocation V.I. Class I (6)
01/26/2015 - 06/30/2015 (Unaudited)	$10.08	449	$4,528	0.00%	1.25%	(0.43%)
Fidelity VIP Contrafund Service Class 2
01/01/2015 - 06/30/2015 (Unaudited)	$14.25	145,995	$2,079,934	0.02%	1.25%	2.55%
2014	13.89	99,207	1,378,267	0.58%	1.25%	10.27%
01/04/2013 - 12/31/2013	12.60	112,321	1,415,158	1.51%	1.25%	25.76%
Fidelity VIP FundsManager 60% Service Class 2
01/01/2015 - 06/30/2015 (Unaudited)	$12.69	21,374	$271,258	0.00%	1.25%	2.11%
2014	12.43	9,616	119,516	1.16%	1.25%	3.95%
2013	11.96	6,089	72,807	1.23%	1.25%	16.92%
05/02/2012 - 12/31/2012	10.23	3,876	39,638	1.91%	1.25%	2.26%
Fidelity VIP Money Market Service Class
01/01/2015 - 06/30/2015 (Unaudited)	$9.86	1,148,035	$11,315,391	0.01%	1.25%	(0.61%)
04/30/2014 - 12/31/2014	9.92	1,178,555	11,687,860	0.01%	1.25%	(0.83%)
Fidelity VIP Strategic Income Service Class 2
01/01/2015 - 06/30/2015 (Unaudited)	$10.24	38,815	$397,474	0.00%	1.25%	0.64%
01/24/2014 - 12/31/2014	10.17	7,291	74,183	1.45%	1.25%	1.54%
First Trust/Dow Jones Dividend & Income Allocation Class I
01/01/2015 - 06/30/2015 (Unaudited)	$12.48	16,983	$212,022	0.63%	1.25%	(0.33%)
2014	12.53	10,571	132,411	0.72%	1.25%	8.67%
2013	11.53	6,102	70,327	1.09%	1.25%	11.35%
10/03/2012 - 12/31/2012	10.35	2,463	25,494	2.50%	1.25%	(0.04%)

See Notes to Financial Statements	F-30	See explanation of references on Page F-32

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (2)	Expense Ratios (3)	Total Returns (4)
Franklin Founding Funds Allocation VIP Class 4
01/01/2015 - 06/30/2015 (Unaudited)	$12.63	176,259	$2,226,423	5.22%	1.25%	(0.17%)
2014	12.65	191,048	2,417,397	3.31%	1.25%	1.47%
2013	12.47	179,389	2,236,889	10.10%	1.25%	22.14%
2012	10.21	159,856	1,631,934	2.72%	1.25%	13.74%
2011	8.98	165,274	1,483,459	0.02%	1.25%	(2.89%)
2010	9.24	195,736	1,809,180	2.14%	1.25%	8.87%
Franklin Mutual Global Discovery VIP Class 2
01/01/2015 - 06/30/2015 (Unaudited)	$13.24	79,216	$1,049,065	0.00%	1.25%	2.39%
2014	12.93	77,210	998,599	2.88%	1.25%	4.40%
02/19/2013 - 12/31/2013	12.39	64,389	797,715	2.47%	1.25%	17.89%
Franklin Rising Dividends VIP Class 2
01/01/2015 - 06/30/2015 (Unaudited)	$13.35	75,698	$1,010,837	2.94%	1.25%	(0.80%)
2014	13.46	68,997	928,746	1.91%	1.25%	7.37%
02/14/2013 - 12/31/2013	12.54	60,032	752,589	2.01%	1.25%	19.70%
Templeton Global Bond VIP Class 2
01/01/2015 - 06/30/2015 (Unaudited)	$9.95	85,767	$852,954	14.06%	1.25%	(0.92%)
2014	10.04	100,754	1,011,338	5.53%	1.25%	0.57%
01/22/2013 - 12/31/2013	9.98	75,384	752,403	4.62%	1.25%	(0.33%)
GE Investments Total Return Class 3
01/01/2015 - 06/30/2015 (Unaudited)	$17.01	65,163	$1,108,195	0.00%	1.25%	0.87%
2014	16.86	70,832	1,194,272	1.59%	1.25%	3.77%
2013	16.25	61,263	995,420	1.28%	1.25%	13.22%
2012	14.35	62,075	890,867	1.35%	1.25%	10.85%
2011	12.95	94,640	1,225,235	1.59%	1.25%	(4.30%)
2010	13.53	78,316	1,059,448	2.50%	1.25%	8.01%
Ivy Funds VIP Asset Strategy
01/01/2015 - 06/30/2015 (Unaudited)	$9.65	6,099	$58,859	0.70%	1.25%	(0.61%)
05/15/2014 - 12/31/2014	9.71	3,965	38,499	0.81%	1.25%	(1.96%)
Ivy Funds VIP Energy (6)
05/01/2015 - 06/30/2015 (Unaudited)	$9.10	753	$6,855	0.32%	1.25%	(8.99%)
Janus Aspen Series Balanced Service Shares
01/01/2015 - 06/30/2015 (Unaudited)	$12.48	266,131	$3,321,336	1.76%	1.25%	(0.04%)
2014	12.49	261,017	3,258,910	1.55%	1.25%	6.89%
04/12/2013 - 12/31/2013	11.68	221,049	2,581,897	1.99%	1.25%	10.41%
Janus Aspen Series Flexible Bond Service Shares
01/01/2015 - 06/30/2015 (Unaudited)	$10.07	3,785	$38,105	0.70%	1.25%	(0.24%)
10/13/2014 - 12/31/2014	10.09	9,120	92,023	3.93%	1.25%	(0.28%)
Lord Abbett Bond Debenture Class VC
01/01/2015 - 06/30/2015 (Unaudited)	$11.23	66,465	$746,187	0.00%	1.25%	2.39%
2014	10.96	47,924	525,473	5.55%	1.25%	3.05%
02/07/2013 - 12/31/2013	10.64	27,643	294,123	8.81%	1.25%	5.50%
Lord Abbett International Core Equity Class VC
01/01/2015 - 06/30/2015 (Unaudited)	$9.37	21,294	$199,537	0.00%	1.25%	3.18%
11/05/2014 - 12/31/2014	9.08	1,301	11,818	6.91%	1.25%	(3.30%)
Lord Abbett Total Return Class VC
01/01/2015 - 06/30/2015 (Unaudited)	$10.11	4,016	$40,608	0.00%	1.25%	(0.56%)
08/13/2014 - 12/31/2014	10.17	17,786	180,853	8.91%	1.25%	0.48%
MFS Total Return Series - Service Class
01/01/2015 - 06/30/2015 (Unaudited)	$13.12	47,976	$629,380	0.00%	1.25%	0.42%
2014	13.06	48,253	630,370	1.61%	1.25%	6.89%
2013	12.22	43,969	537,363	1.40%	1.25%	17.26%
2012	10.42	15,837	165,056	3.50%	1.25%	9.55%
05/09/2011 - 12/31/2011	9.51	3,620	34,443	3.66%	1.25%	(4.45%)
MFS Utilities Series - Service Class
01/01/2015 - 06/30/2015 (Unaudited)	$12.73	32,538	$414,057	0.00%	1.25%	(1.81%)
2014	12.96	115,152	1,492,289	2.20%	1.25%	11.07%
02/04/2013 - 12/31/2013	11.67	1,907	22,255	3.66%	1.25%	14.95%
PIMCO All Asset All Authority - Advisor Class
01/01/2015 - 06/30/2015 (Unaudited)	$9.19	16,566	$152,183	1.84%	1.25%	(1.60%)
05/15/2014 - 12/31/2014	9.34	20,647	192,759	8.38%	1.25%	(7.70%)

See Notes to Financial Statements	F-31	See explanation of references on Page F-32

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (2)	Expense Ratios (3)	Total Returns (4)
PIMCO CommodityRealReturn Strategy - Advisor Class
01/01/2015 - 06/30/2015 (Unaudited)	$6.65	2,483	$16,513	4.96%	1.25%	(1.49%)
2014	6.75	1,018	6,874	0.27%	1.25%	(19.63%)
02/05/2013 - 12/31/2013	8.40	616	5,171	0.44%	1.25%	(18.17%)
Van Eck VIP Global Hard Assets Class S
01/01/2015 - 06/30/2015 (Unaudited)	$8.27	6,490	$53,690	0.05%	1.25%	(2.36%)
2014	8.47	10,555	89,440	0.00%	1.25%	(20.35%)
01/22/2013 - 12/31/2013	10.64	14,766	157,090	0.02%	1.25%	4.16%

(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invested in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011.
(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(3)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.
(4)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees assessed through the daily AUV calculation. These fees are assessed at an annual rate of 1.25% of the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(5)	Investment income ratio represents less than 0.005%.
(6)	Operations commenced during 2015 (see Note 1 in Notes to Financial Statements).
(7)	Subsequent to commencement of operations in 2013, the American Funds IS Global Growth Fund Class 4, American Funds IS International Growth and Income Fund Class 4, and American Funds IS New World Fund Class 4 Variable Accounts received their annual distributions. The annualized investment income ratios were 9.01%, 29.26%, and 7.57%, respectively. Prior to annualization, the ratios were 1.06%, 3.45%, and 1.20%, respectively.
(8)	Operations resumed during 2015 (see Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	F-32

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Variable Annuity Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2015 is comprised of ninety-two subaccounts (“Variable Accounts”). The Variable Accounts with no units outstanding during the reporting period are not presented in this semi-annual report. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, and Van Eck VIP Trust (collectively, the “Funds”).

 Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through D of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The following four Variable Accounts commenced or resumed operations during the reporting period:

Variable Accounts	Commenced or Resumed Operations on	Variable Accounts	Commenced or Resumed Operations on

Equity Long/Short	June 10, 2015	BlackRock iShares Dynamic Allocation V.I. Class I	January 26, 2015

American Funds IS Managed Risk Asset Allocation Fund Class P2	April 22, 2015	Ivy Funds VIP Energy	May 1, 2015

On April 30, 2014, the net assets of the Pacific Select Fund’s Cash Management Portfolio Class I, the underlying Portfolio for the Cash Management Variable Account, were transferred to the Fidelity VIP Money Market Portfolio Service Class, the underlying Portfolio for the Fidelity VIP Money Market Service Class Variable Account through a liquidation and plan of substitution (the “2014 Substitution”). In connection with the 2014 Substitution, any units that remained in the Cash Management Variable Account after the close of business on April 30, 2014 were transferred to the Fidelity VIP Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the Fidelity VIP Money Market Portfolio and Cash Management Portfolio, as of the close of business on April 30, 2014. The Cash Management Variable Account is not included in this semi-annual report.

On March 6, 2015, the net assets of the Advisor Class Shares of the PIMCO Global Multi-Asset Managed Allocation Portfolio, the underlying Portfolio for the PIMCO Global Multi-Asset Managed Allocation - Advisor Class Variable Account, were transferred to the Service Shares of the Janus Aspen Series Balanced Portfolio, the underlying Portfolio for the Janus Aspen Series Balanced Service Shares Variable Account through a liquidation and plan of substitution (the “2015 Substitution”). In connection with the 2015 Substitution, any units that remained in the PIMCO Global Multi-Asset Managed Allocation - Advisor Class Variable Account after the close of business on March 6, 2015 were transferred to the Janus Aspen Series Balanced Service Shares Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the Janus Aspen Series Balanced Portfolio and PIMCO Global Multi-Asset Managed Allocation Portfolio, as of the close of business on March 6, 2015. The PIMCO Global Multi-Asset Managed Allocation - Advisor Class Variable Account is not included in this semi-annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

D. Recent Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”) that eliminates the requirement to classify the investments measured at an investment’s fair value using the net asset value per share within the fair value hierarchy. In addition, the ASU eliminates the requirement to make specific disclosures for all investments eligible to be assessed at fair value with the net asset value per share practical expedient. Instead, such disclosures are restricted only to investments that the entity has decided to measure using the practical expedient. This ASU is effective for fiscal years beginning after December 15, 2015. Management is currently evaluating the impact that the implementation of this ASU will have on the Separate Account’s financial statement disclosures.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Currently, each of the Portfolios in the Pacific Select Fund is treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the period ended June 30, 2015.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) Pacific Life assumes at an annual rate of 1.25% of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts.

Under the Contracts, Pacific Life also makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in contract benefits and terminations; and maintenance fees, any other optional benefit riders and state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to the Variable Accounts’ own operating expenses, they also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section C of this brochure. For the period ended June 30, 2015, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, which are based on an annual percentage of average daily net assets of the Portfolios, and PSD received a service fee of 0.20% on Class I shares only, which is based on an annual percentage of average daily net assets of the Portfolios.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2015, were as follows:

Variable Accounts	Purchases	Sales
Diversified Bond	$687,964	$400,432
Floating Rate Income	33,294	20,395
Floating Rate Loan	206,864	433,556
High Yield Bond	2,110,887	2,067,567
Inflation Managed	196,113	1,909,368
Inflation Strategy	32,081	64,341
Managed Bond	971,195	5,154,255
Short Duration Bond	134,470	1,072,183
Emerging Markets Debt	107,311	163,247
American Funds Growth	1,092,434	512,296
American Funds Growth-Income	161,466	705,830
Comstock	176,995	701,615
Dividend Growth	130,775	1,141,966
Equity Index	2,412,527	6,468,349
Focused Growth	1,624,684	426,824
Growth	1,033,993	3,772,265
Large-Cap Growth	1,208,163	502,142
Large-Cap Value	359,500	1,672,654
Long/Short Large-Cap	228,484	1,517,941
Main Street Core	44,510	6,492,917
Mid-Cap Equity	2,192,674	3,051,725
Mid-Cap Growth	1,801,847	995,256
Mid-Cap Value	389,837	505,022
Small-Cap Equity	787,228	179,413
Small-Cap Growth	1,853,968	619,826
Small-Cap Index	1,077,525	1,983,319
Small-Cap Value	398,241	831,826
Value Advantage	86,711	1,235,686
Emerging Markets	262,856	862,563
International Large-Cap	970,295	894,974
International Small-Cap	431,832	181,539
International Value	348,149	1,803,787
Health Sciences	1,903,198	1,914,593
Real Estate	750,859	3,833,920
Technology	233,235	188,096
Currency Strategies	-	2,528
Equity Long/Short (1)	33,698	26
Global Absolute Return	54,265	42,061
Precious Metals	15,624	1,292
American Funds Asset Allocation	719,832	1,251,913
Pacific Dynamix - Conservative Growth	516,721	114,200
Pacific Dynamix - Moderate Growth	581,278	491,820
Pacific Dynamix - Growth	262,793	248,834
Portfolio Optimization Conservative	995,636	5,118,067

Variable Accounts	Purchases	Sales
Portfolio Optimization Moderate-Conservative	$319,196	$3,835,693
Portfolio Optimization Moderate	2,076,840	11,052,817
Portfolio Optimization Growth	1,553,781	7,515,385
Portfolio Optimization Aggressive-Growth	1,228,205	2,023,103
Invesco V.I. Balanced-Risk Allocation Series II	268,090	336,599
Invesco V.I. Equity and Income Series II	36,002	4,944
American Century VP Mid Cap Value Class II	439,181	1,729,971
American Funds IS Capital Income Builder Class 4	30,433	103
American Funds IS Global Growth Fund Class 4	637,869	66,325
American Funds IS International Fund Class 4	798,954	5,304
American Funds IS International Growth and Income Fund Class 4	154,897	67,897
American Funds IS Managed Risk Asset Allocation Fund Class P2 (1)	19,412	19,413
American Funds IS New World Fund Class 4	108,955	39,790
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	193,051	314,304
BlackRock Global Allocation V.I. Class III	1,133,409	2,525,261
BlackRock iShares Alterative Strategies V.I. Class I	7,298	628
BlackRock iShares Dynamic Allocation V.I. Class I (1)	4,624	103
Fidelity VIP Contrafund Service Class 2	1,774,045	967,353
Fidelity VIP FundsManager 60% Service Class 2	168,242	9,811
Fidelity VIP Money Market Service Class	5,264,070	5,636,332
Fidelity VIP Strategic Income Service Class 2	335,539	10,787
First Trust/Dow Jones Dividend & Income Allocation Class I	113,563	29,523
Franklin Founding Funds Allocation VIP Class 4	116,530	257,987
Franklin Mutual Global Discovery VIP Class 2	186,708	167,523
Franklin Rising Dividends VIP Class 2	337,992	135,342
Templeton Global Bond VIP Class 2	119,160	205,189
GE Investments Total Return Class 3	201,465	301,992
Ivy Funds VIP Asset Strategy	30,543	432
Ivy Funds VIP Energy (1)	7,542	15
Janus Aspen Series Balanced Service Shares	1,265,753	1,095,508
Janus Aspen Series Flexible Bond Service Shares	21,190	75,061
Lord Abbett Bond Debenture Class VC	528,161	328,699
Lord Abbett International Core Equity Class VC	205,723	13,043
Lord Abbett Total Return Class VC	14,091	154,896
MFS Total Return Series - Service Class	40,276	47,763
MFS Utilities Series - Service Class	152,774	1,209,149
PIMCO All Asset All Authority - Advisor Class	64,909	103,294
PIMCO CommodityRealReturn Strategy - Advisor Class	15,775	5,977
Van Eck VIP Global Hard Assets Class S	234,524	258,678

(1)	Operations commenced or resumed during 2015 (See Note 1).

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings
Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2015, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section E of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

8. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2015 and for the year or period ended December 31, 2014 were as follows:

	2015			2014
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Diversified Bond	54,400	(31,900)	22,500	221,539	(221,081)	458
Floating Rate Income	3,344	(1,671)	1,673	35,740	(12,624)	23,116
Floating Rate Loan	19,802	(41,176)	(21,374)	36,372	(95,035)	(58,663)
High Yield Bond	57,898	(53,831)	4,067	51,621	(162,879)	(111,258)
Inflation Managed	10,899	(53,485)	(42,586)	65,961	(149,999)	(84,038)
Inflation Strategy	3,177	(6,108)	(2,931)	5,789	(3,193)	2,596
Managed Bond	45,276	(137,629)	(92,353)	108,567	(282,008)	(173,441)
Short Duration Bond	15,711	(98,984)	(83,273)	49,678	(124,191)	(74,513)
Emerging Markets Debt	10,991	(16,631)	(5,640)	16,795	(15,322)	1,473
American Funds Growth	56,857	(24,864)	31,993	45,258	(100,418)	(55,160)
American Funds Growth-Income	12,170	(39,530)	(27,360)	112,049	(223,215)	(111,166)
Comstock	14,037	(43,426)	(29,389)	68,886	(246,258)	(177,372)
Dividend Growth	14,122	(65,764)	(51,642)	58,239	(116,862)	(58,623)
Equity Index	50,166	(108,022)	(57,856)	101,826	(183,912)	(82,086)
Focused Growth	86,570	(24,950)	61,620	28,711	(78,149)	(49,438)
Growth	23,450	(63,625)	(40,175)	20,593	(173,036)	(152,443)
Large-Cap Growth	116,288	(55,022)	61,266	117,607	(154,450)	(36,843)
Large-Cap Value	28,918	(82,664)	(53,746)	69,333	(216,094)	(146,761)
Long/Short Large-Cap	17,561	(98,595)	(81,034)	100,225	(30,907)	69,318
Main Street Core	5,026	(117,505)	(112,479)	44,858	(206,586)	(161,728)
Mid-Cap Equity	72,106	(94,755)	(22,649)	64,414	(166,531)	(102,117)
Mid-Cap Growth	130,393	(72,451)	57,942	79,153	(169,465)	(90,312)
Mid-Cap Value	17,708	(22,166)	(4,458)	64,086	(148,123)	(84,037)
Small-Cap Equity	35,098	(8,185)	26,913	19,250	(42,630)	(23,380)
Small-Cap Growth	101,220	(34,740)	66,480	74,497	(173,098)	(98,601)
Small-Cap Index	39,097	(70,668)	(31,571)	45,228	(192,566)	(147,338)
Small-Cap Value	13,402	(24,371)	(10,969)	17,682	(49,469)	(31,787)
Value Advantage	6,876	(93,227)	(86,351)	167,127	(70,335)	96,792
Emerging Markets	17,224	(32,991)	(15,767)	149,252	(194,654)	(45,402)
International Large-Cap	82,756	(72,915)	9,841	80,915	(198,370)	(117,455)
International Small-Cap	38,467	(16,162)	22,305	135,648	(147,095)	(11,447)
International Value	46,177	(116,731)	(70,554)	91,352	(256,306)	(164,954)
Health Sciences	57,672	(54,515)	3,157	122,709	(145,798)	(23,089)
Real Estate	19,573	(77,566)	(57,993)	102,670	(71,898)	30,772
Technology	30,463	(23,907)	6,556	86,698	(96,020)	(9,322)
Currency Strategies	-	(222)	(222)	-	(662)	(662)
Equity Long/Short (1)	3,334	-	3,334
Global Absolute Return	5,157	(3,981)	1,176	4,135	(5,811)	(1,676)
Precious Metals	4,160	(169)	3,991	42,644	(41,411)	1,233
American Funds Asset Allocation	37,986	(60,009)	(22,023)	192,110	(92,176)	99,934
Pacific Dynamix - Conservative Growth	33,274	(7,000)	26,274	26,186	(4,009)	22,177
Pacific Dynamix - Moderate Growth	33,668	(27,154)	6,514	37,087	(30,484)	6,603
Pacific Dynamix - Growth	14,497	(12,314)	2,183	16,365	(7,224)	9,141
Portfolio Optimization Conservative	94,473	(438,362)	(343,889)	93,887	(599,437)	(505,550)
Portfolio Optimization Moderate-Conservative	38,490	(309,231)	(270,741)	183,366	(930,177)	(746,811)
Portfolio Optimization Moderate	321,306	(967,026)	(645,720)	660,426	(1,835,776)	(1,175,350)
Portfolio Optimization Growth	186,294	(604,161)	(417,867)	304,271	(1,210,354)	(906,083)
Portfolio Optimization Aggressive-Growth	109,141	(149,103)	(39,962)	125,769	(455,952)	(330,183)
Invesco V.I. Balanced-Risk Allocation Series II	16,669	(20,101)	(3,432)	18,988	(113,407)	(94,419)
Invesco V.I. Equity and Income Series II (2)	3,494	(413)	3,081	5,501	(4)	5,497
American Century VP Mid Cap Value Class II	22,783	(118,529)	(95,746)	145,062	(14,523)	130,539
American Funds IS Capital Income Builder Class 4 (2)	2,933	(4)	2,929	496	-	496
American Funds IS Global Growth Fund Class 4	51,274	(5,728)	45,546	4,909	(1,160)	3,749
American Funds IS International Fund Class 4 (3)	72,883	(387)	72,496	1,179	(1)	1,178
American Funds IS International Growth and Income Fund Class 4	14,525	(6,670)	7,855	37,485	(2,987)	34,498
American Funds IS Managed Risk Asset Allocation Fund Class P2 (4)	1,824	(1,813)	11	3,161	(3,161)	-

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

		2015			2014
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS New World Fund Class 4	10,364	(4,038)	6,326	18,150	(7,768)	10,382
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	18,545	(30,540)	(11,995)	105,154	(71,059)	34,095
BlackRock Global Allocation V.I. Class III	113,542	(218,855)	(105,313)	74,006	(179,140)	(105,134)
BlackRock iShares Alternative Strategies V.I. Class I (5)	696	(46)	650	2,097	(1)	2,096
BlackRock iShares Dynamic Allocation V.I. Class I (1)	457	(8)	449
Fidelity VIP Contrafund Service Class 2	118,648	(71,860)	46,788	115,810	(128,924)	(13,114)
Fidelity VIP FundsManager 60% Service Class 2	12,426	(668)	11,758	6,193	(2,666)	3,527
Fidelity VIP Money Market Service Class (6)	572,396	(602,916)	(30,520)	1,663,208	(484,653)	1,178,555
Fidelity VIP Strategic Income Service Class 2 (7)	32,531	(1,007)	31,524	26,501	(19,210)	7,291
First Trust/Dow Jones Dividend & Income Allocation Class I	8,702	(2,290)	6,412	4,623	(154)	4,469
Franklin Founding Funds Allocation VIP Class 4	5,079	(19,868)	(14,789)	149,926	(138,267)	11,659
Franklin Mutual Global Discovery VIP Class 2	15,328	(13,322)	2,006	90,658	(77,837)	12,821
Franklin Rising Dividends VIP Class 2	15,321	(8,620)	6,701	115,253	(106,288)	8,965
Templeton Global Bond VIP Class 2	5,284	(20,271)	(14,987)	52,482	(27,112)	25,370
GE Investments Total Return Class 3	13,627	(19,296)	(5,669)	20,521	(10,952)	9,569
Ivy Funds VIP Asset Strategy (8)	2,144	(10)	2,134	7,221	(3,256)	3,965
Ivy Funds VIP Energy (1)	753	-	753
Janus Aspen Series Balanced Service Shares	93,988	(88,874)	5,114	73,455	(33,487)	39,968
Janus Aspen Series Flexible Bond Service Shares (9)	2,054	(7,389)	(5,335)	9,124	(4)	9,120
Lord Abbett Bond Debenture Class VC	47,416	(28,875)	18,541	31,940	(11,659)	20,281
Lord Abbett International Core Equity Class VC (10)	21,308	(1,315)	19,993	1,313	(12)	1,301
Lord Abbett Total Return Class VC (11)	1,375	(15,145)	(13,770)	28,567	(10,781)	17,786
MFS Total Return Series - Service Class	3,114	(3,391)	(277)	23,408	(19,124)	4,284
MFS Utilities Series - Service Class	12,533	(95,147)	(82,614)	174,063	(60,818)	113,245
PIMCO All Asset All Authority - Advisor Class (8)	6,992	(11,073)	(4,081)	20,691	(44)	20,647
PIMCO CommodityRealReturn Strategy - Advisor Class	2,362	(897)	1,465	783	(381)	402
Van Eck VIP Global Hard Assets Class S	27,336	(31,401)	(4,065)	12,358	(16,569)	(4,211)

      (1) Operations commenced during 2015 (See Note 1).

      (2) Operations commenced on September 24, 2014.

      (3) Operations commenced on May 2, 2014.

      (4) Operations commenced on May 15, 2014. All units were fully redeemed on October 15, 2014. Operations resumed during 2015 (See Note 1)

      (5) Operations commenced on July 31, 2014.

      (6) Operations commenced on April 30, 2014.

      (7) Operations commenced on January 24, 2014.

      (8) Operations commenced on May 15, 2014.

      (9) Operations commenced on October 13, 2014.

    (10) Operations commenced on November 5, 2014.

    (11) Operations commenced on August 13, 2014.

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Semi-Annual Reports as of June 30, 2015

• Pacific Select Fund

• Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Form No.	142-15A